                                       LB Series Fund, Inc.

                                            Prospectus

                                         February 1, 2004

                                As Supplemented February 12, 2004

                                  Thrivent Technology Portfolio
                            Thrivent Partner Small Cap Value Portfolio
                                Thrivent Small Cap Stock Portfolio
                                Thrivent Small Cap Index Portfolio
                                 Thrivent Mid Cap Stock Portfolio
                                 Thrivent Mid Cap Index Portfolio
                                Thrivent Large Cap Stock Portfolio
                                Thrivent Large Cap Index Portfolio
                            Thrivent Real Estate Securities Portfolio
                                   Thrivent Balanced Portfolio
                              Thrivent Partner High Yield Portfolio
                                  Thrivent Bond Index Portfolio
                              Thrivent Mortgage Securities Portfolio

The  Securities  and Exchange  Commission  has not approved or  disapproved  these  securities  or determined if this  prospectus is truthful or complete.  Any  representation  to the contrary is a criminal offense.

                                         Table Of Contents

                                                                                       Page

        Thrivent Technology Portfolio
        Thrivent Partner Small Cap Value Portfolio
        Thrivent Small Cap Stock Portfolio
        Thrivent Small Cap Index Portfolio
        Thrivent Mid Cap Stock Portfolio
        Thrivent Mid Cap Index Portfolio
        Thrivent Large Cap Stock Portfolio
        Thrivent Large Cap Index Portfolio
        Thrivent Real Estate Securities Portfolio
        Thrivent Balanced Portfolio
        Thrivent Partner High Yield Portfolio
        Thrivent Bond Index Portfolio
        Thrivent Mortgage Securities Portfolio

        Management
            Investment Adviser
            Investment Subadviser and Portfolio Managers
            Advisory Fees
            Personal Securities Investments

        The Separate Accounts And The Retirement Plans
        Pricing of Portfolio Shares
        Tax Matters
        Other Securities And Investment Practices

THE PORTFOLIOS

THRIVENT TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks.  Technology stocks include stocks issued by companies in the following industries:  information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media.  The Portfolio's investment adviser,
Thrivent Financial for Lutherans ("Thrivent Financial." or the "investment adviser"), focuses on equity securities of technology companies that have a strong potential for future growth.  These companies typically provide little or no dividend.  Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

INVESTMENT RISKS

Thrivent Technology Portfolio is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio.  Some factors affecting the performance of a company include:  demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The prices of technology securities historically have been more volatile than other securities, especially over the short term.

Technology Risk. Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Technology Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Technology Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.75%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.45%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.20%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Technology Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent
Technology          $122              $381
------------------- ----------------- -----------------

THRIVENT PARTNER SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. T. Rowe Price Associates,
Inc. ("T. Rowe Price"), the Portfolio's subadviser focuses mainly on the stocks of smaller companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index.  Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations between $1.72 billion and $16.4 million, as of April 30, 2003.  The Portfolio will not sell a stock just because the company has grown to a market capitalization outside the range, and the
Portfolio may occasionally purchase companies with market capitalizations above the range.
Should T. Rowe Price determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio ordinarily invests in equity securities of small companies that are believe to be undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  Using fundamental research, T.
Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  T. Rowe
Price considers these factors, among others, in choosing companies:

o  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o  low stock price relative to a company's underlying asset values;
o  above-average dividend yield relative to a company's peers or its own historic norm;
o  a plan to improve the business through restructuring; and
o  a sound balance sheet and other positive financial characteristics.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

T. Rowe Price uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

INVESTMENT RISKS

The Thrivent Partner Small Cap Value Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize
their intrinsic values or if value stocks are out of favor.   In addition, smaller, less
seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Value Style risk.  The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Partner Small Cap Value Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Partner Small Cap Value Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and
expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.80%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.92%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.72%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Partner Small Cap Value Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Partner
Small Cap Value     $175              $542
------------------- ----------------- -----------------

THRIVENT SMALL CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks.  Thrivent Financial focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the
Russell 2000 Index.  Should the Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to of such a change.  Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for small companies (including companies initially offering stock to the public) that, in its opinion:

o  are in the early stages of development or positioned in new and emerging industries;
o  have an opportunity for rapid growth;
o  have capable management; and
o  are financially sound.

Due to certain market inefficiencies, Thrivent Financial believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Small Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Small Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Small Cap Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.70%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.15%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.85%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Small Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Small
Cap Stock           $87               $271
------------------- ----------------- -----------------

THRIVENT SMALL CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the
S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the
Index. This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent
Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, Thrivent Financial may invest, to some degree, in money market instruments.

Small company stocks are considerably more risky than large company stocks since small companies are less mature and do not have access to financial resources that a large company would have.
While the risks are greater, so is the potential for reward.

INVESTMENT RISKS

The Thrivent Small Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Small Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Small Cap Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.34%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.09%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.43%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Small Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Small
Cap Index           $44               $138
------------------- ----------------- -----------------

THRIVENT MID CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Financial focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&PMidCap 400 Index and the Russell MidCap Index.
Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for mid-sized companies (including companies initially offering stock to the public) that, in its opinion:

o  have prospects for growth in their sales and earnings;
o  are in an industry with a good economic outlook;
o  have high-quality management; and
o  have a strong financial position.

Thrivent Financial usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Mid Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Mid Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

The table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Mid Cap Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expenses risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load                                                      N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.70%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.34%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.04%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Mid Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Mid Cap
Stock               $106              $331
------------------- ----------------- -----------------

THRIVENT MID CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P
MidCap 400 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index. This is a passively managed Portfolio, which means that
Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur Thrivent Financial will attempt to replicate these changes within the Portfolio.
However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

INVESTMENT RISKS

The Thrivent Mid Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Mid Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Mid Cap Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.35%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.67%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Mid Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Mid Cap
Index               $68               $214
------------------- ----------------- -----------------

THRIVENT LARGE CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of total assets in common stocks, not including convertible securities. Thrivent Financial, the investment adviser, focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. Thrivent Financial looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The
Portfolio focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Portfolio does not invest in bonds for capital growth or for long time periods. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine
what securities to buy and sell.   Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management,
products and services, earnings, and financial structure.   Technical analysis generally
involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  The Portfolio may sell a security when a company no longer demonstrates its ability to perform according to the investment advisers expectations and the investment adviser believes there are better, alternative investments.  This investment strategy may result in short-term gains or losses for the
Portfolio.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Large Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Large Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Large Cap Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.65%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.15%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.80%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Large Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Large
Cap Growth          $82               $255
------------------- ----------------- -----------------

THRIVENT LARGE CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P
500 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio strives to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the
Index. This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent
Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

INVESTMENT RISKS

The Thrivent Large Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Large Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Large Cap Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.07%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.39%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Large Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------------ ------------ -----------------
                         1 Year       3 Years
------------------------ ------------ -----------------
------------------------ ------------ -----------------
Thrivent Large Cap
Index                    $40          $125
------------------------ ------------ -----------------

THRIVENT REAL ESTATE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities)
of companies that are primarily engaged in the U.S. real estate industry.  This includes companies such as real estate investment trusts (REITs) and other real estate related investments.  A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate - or has at least 50% of its assets in real estate. Should Thrivent
Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

This Portfolio may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Thrivent Financial may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Real Estate Securities Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index..

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Interest Rate Risk.  Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise.  This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends.  This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Real Estate Industry Risk.  Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry.  Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.  Since the Portfolio concentrates its assets in the real estate industry, your investment in the Portfolio will be closely ties to the performance of the real estate markets.

VOLATILITY AND PERFORMANCE

The Thrivent Real Estate Securities Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Real Estate Securities Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.80%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.34%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.14%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Real Estate Securities Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------------- -------------- ------------------
                          1 Year         3 Years
------------------------- -------------- ------------------
------------------------- -------------- ------------------
Thrivent Real Estate
Securities                $116           $362
------------------------- -------------- ------------------

THRIVENT BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

INVESTMENT STRATEGY

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond
Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up Bond Portfolio. However, some debt securities may not be the same. Thrivent Financial, the investment adviser will select them in accordance with Bond
Portfolio's strategy.

Thrivent Financial establishes the Portfolio's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the
Portfolio is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Portfolio's weighting in one or both of the other asset classes. Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

                                   Minimum             Maximum
-----------------------------------------------------------------
 Common Stocks                       35%                  75%
 Debt Securities                     25%                  50%
 Money Market Instruments             0%                  40%

 [sidebar: Current Weighting of Assets]

As of December 31, the investments in the asset classes were as follows:

Percent Weighted
-----------------------------------------------------------------
Common Stocks                                            53.5%
Debt Securities                                          37.2%
Money Market Instruments                                  9.3%
                                                         -----
Total                                                     100%

INVESTMENT RISKS

The Thrivent Balanced Portfolio is subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Balanced Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Balanced Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.07%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.39%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Balanced Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Balanced    $40               $125
------------------- ----------------- -----------------

THRIVENT PARTNER HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Partner High Yield Portfolio seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Portfolio actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

INVESTMENT STRATEGIES

Under  normal  circumstances,  we  invest  at least  80% of net  assets  (plus  the  amount of any borrowing  for  investment  purposes)  in  high-yield  fixed  income  instruments  (high-yielding, higher-risk  corporate  bonds) with medium- to  lower-range  credit  quality  ratings.  Should the
Portfolio's   investment   subadviser,   Pacific  Investment  Management  Company  LLC  ("PIMCO"),
determine that the Portfolio  would benefit from reducing the  percentage of invested  assets from
80% to a  lesser  amount,  you will be  notified  at least  60 days  prior to such a  change.  The
Portfolio  may invest up to 20% of its net assets in bonds of foreign  issuers.  A foreign  issuer is a company domiciled in a country other than the U.S.

The Portfolio may invest the remainder of the Portfolio's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments.  PIMCO does not have restrictions on the credit quality of the securities in the Fund.  PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

PIMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Partner High Yield Portfolio is subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.  They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Portfolio's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds  have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Partner High Yield Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Partner High Yield Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.40%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.22%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.62%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Partner High Yield Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the
cost of investing in other mutual funds.   The example does not include charges imposed by
variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Partner
High Yield          $63               $199
------------------- ----------------- -----------------

THRIVENT BOND INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio strives for investment results similar to the total return of the Lehman Aggregate
Bond Index by investing primarily in bonds and other debt securities included in the index.

INVESTMENT STRATEGIES

Under normal circumstances, we strive to invest in a representative sample of fixed-income and mortgage-backed securities included in the Lehman Aggregate Bond Index.  We do not invest in all of the issues that make up the index but select from issuers with the index.  Therefore, we expect the investment performance of this Portfolio to approximate the performance of the index over time.  We include only those issues that:

o  are of investment-grade quality;
o  have a fixed rate;
o  are publicly issued;
o  have at least $150 million par outstanding;
o  are dollar-denominated and nonconvertible; and
o  have a maturity of more than one year.

Should we determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.  For liquidity reasons, we may invest, to some degree, in money market instruments.
Although we try to match the performance of the Lehman Aggregate Bond Index, many factors can cause the Portfolio not to meet its objective.  We invest in six general classes of investment grade, fixed-income securities including:

o  U.S. Treasury securities
o  corporate bonds
o  commercial mortgage-backed securities
o  government agency securities
o  mortgage-backed securities, and
o  asset-backed securities.

As of December 31, 2002, these four classes represented the following proportions of the
Portfolio's long-term market value:

---------------------------------------------- --------------------
                                                  Percent of Total
---------------------------------------------- --------------------
---------------------------------------------- --------------------
U.S. Treasury & Government Agency                            73.4%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Corporate                                                    22.2%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Other Government                                              2.0%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Asset-Backed                                                  2.4%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Total                                                         100%
---------------------------------------------- --------------------

INVESTMENT RISKS

The Thrivent Bond Index Portfolio is subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

VOLATILITY AND PERFORMANCE

The Thrivent Bond Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Bond Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.35%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.09%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.44%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Bond Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Bond
Index               $45               $141
------------------- ----------------- -----------------

THRIVENT MORTGAGE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mortgage Securities Portfolio seeks a combination of current income and log-term capital appreciation by investing primarily in a diversified Portfolio of debt securities backed by pools of residential and/or commercial mortgages.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities.  The primary focus is investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans.  These securities include mortgage-backed securities issued and guaranteed by the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal
Home Loan Mortgage Corporation (FHLMC).  The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs)
interest only bonds (IOs) and principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities.  In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities.  Should we determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio's assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating
Organization (NRSRO) at the time of purchase.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Mortgage Securities Portfolio is subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Prepayment Risk.  Prepayment risk is the risk that an issuer of a debt security may repay principal prior to the maturity of a security, which can affect the return on investment and yield of mortgage-backed and asset-backed securities.  Falling interest rates prompt homeowners to refinance their mortgages.  The proceeds from these prepayments may have to be invested at lower interest rates, causing the Portfolio to experience a decline in income, as well as losing the opportunity for additional price appreciation associated with falling rates.

Derivative Risk.  Derivative risk is the risk that the Portfolio invests in securities that may be considered to be derivatives.  The value of the derivative security is dependent upon the performance of underlying assets.  If the assets do not perform well, the value of the derivative security, and consequently the Portfolio, may decline.

VOLATILITY AND PERFORMANCE

The Thrivent Mortgage Securities Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Mortgage Securities Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.50%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.82%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Mortgage Securities Portfolio is newly created so no bar chart or performance table is included.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------------- ----------- -----------------
                          1 Year      3 Years
------------------------- ----------- -----------------
------------------------- ----------- -----------------
Thrivent Mortgage
Securities                $84         $262
------------------------- ----------- -----------------

MANAGEMENT

Investment Adviser
--------------------------------------------------------------------------------------------------

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund").  Thrivent Financial and
its affiliates  have been in the investment advisory business since 1986 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for each Portfolio except the Thrivent Partner High Yield Portfolio, Thrivent Technology Portfolio and Thrivent
Partner Small Cap Value Portfolio.  For the Thrivent Partner High Yield Portfolio, Thrivent
Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Fund, one or more subadvisers to manage the investments of the High Yield Bond Portfolio.  It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Thrivent Partner High Yield
Portfolio. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Thrivent Financial and the Fund have received an exemptive order from the Securities and
Exchange Commission ("SEC") that permits Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.
Thrivent Financial will notify variable contract owners in the event that it adds a subadviser or  changes  the identity of the subadviser of a Portfolio

ADVISORY FEES

Thrivent Financial receives an investment management fee for each Portfolio.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Portfolio.

------------------------------------ ------------------------------------------------------
Fund                                 Advisory Fees
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Technology Portfolio        0.75%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Partner Small Cap Value     0.80%
Portfolio
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Small Cap Stock Portfolio   $0 - $200 million                                0.70%
                                     More than $200 million but not over $1 billion   0.65%
                                     More than $1 billion but not over $2.5 billion   0.60%
                                     More than $2.5 billion but not over $5 billion   0.55%
                                     More than $5 billion                            0.525%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Small Cap Index Portfolio   $0 - $500 million                                0.35%
                                     More than $500 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Mid Cap Stock Portfolio     $0 - $200 million                                0.70%
                                     More than $200 million but not over $1 billion   0.65%
                                     More than $1 billion but not over $2.5 billion   0.60%
                                     More than $2.5 billion but not over $5 billion   0.55%
                                     More than $5 billion                            0.525%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Mid Cap Index Portfolio     $0 - $250 million                                0.35%
                                     More than $250 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Large Cap Stock Portfolio   $0 - $500 million                                0.65%
                                     More than $500 million but not over $1 billion  0.575%
                                     More than $1 billion but not over $2.5 billion  0.475%
                                     More than $2.5 billion but not over $5 billion   0.45%
                                     Over $5 billion                                 0.425%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Large Cap Index Portfolio   $0 - $250 million                                0.35%
                                     More than $250 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Real Estate Securities      0.80%
Portfolio
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Balanced Portfolio          $0 - $250 million                                0.35%
                                     More than $250 million but not over $1 billion   0.35%
                                     More than $1 billion but not over $2.5 billion  0.325%
                                     More than $2.5 billion but not over $5 billion   0.30%
                                     More than $5 million                            0.275%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Partner High Yield          0.40%
Portfolio
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Bond Index Portfolio        $0 - $250 million                                0.35%
                                     More than $250 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Mortgage Securities         0.50%
Portfolio
------------------------------------ ------------------------------------------------------

Investment Subadvisers And Portfolio Managers
--------------------------------------------------------------------------------------------------

Thrivent Technology Portfolio

Brian J. Flanagan, CFA and James A Grossman will serve as portfolio co-managers of the Thrivent
Technology Portfolio.

Mr. Flanagan has been the co-portfolio manager of the Technology Stock Portfolio since it commenced operations on March 1, 2001.  He is also the portfolio manager of the Small Cap Index
Portfolio and the Thrivent Mid Cap Stock Portfolio.  Mr. Flanagan also serves as portfolio manager of the Technology Stock Fund, the Thrivent Mid Cap Stock Fund and the Small Cap Index
Fund II, each a series of an affiliated mutual fund group.  From 1996 to 1998, he served first as analyst and later as portfolio manager for the small cap portfolio of the Thrivent Retirement
Plan.

James A. Grossman has been co-portfolio manager for the Technology Stock Portfolio since it commenced operations on March 1, 2001.  Mr. Grossman also serves as the co-portfolio manager of the Technology Stock Fund, a series of an affiliated mutual fund group.  From 1996 through 2000,
Mr. Grossman served as a securities analyst, following selected technology investments for The
AAL Mutual Funds.

Thrivent Small Cap Stock Portfolio

Christopher J. Serra, CFA, will serve as portfolio manager of the Thrivent Small Cap Stock Portfolio.
Mr. Serra also serves as the portfolio manager of the Small Cap Stock Fund, a series of an affiliated mutual fund group.  Mr. Serra has been a portfolio manager with Thrivent Financial since 2003.  From
1999 to 2001 Mr. Serra was the assistant portfolio manager of The AAL Small Cap Stock Fund.  From
1998 to 1999 Mr. Serra served as senior equity analyst for Thrivent Financial.

Thrivent Partner Small Cap Value Portfolio

Thrivent Financial has engaged T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore,
Maryland 21202, as investment subadviser for the Thrivent Partner Small Cap Value Portfolio.  T.
Rowe Price Associates, Inc., had approximately 168.9 billion under management as of September 30,
2003.  Preston Athey  serves as portfolio manager of the Thrivent Partner Small Cap Value
Portfolio.  Mr. Athey is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price
Associates, Inc., and a small company Equity Portfolio Manager.  He is President of the
Small-Cap Value Fund and Chairman of the fund's Investment Advisory Committee.  He is also a
Vice President and Investment Advisory Committee member of the Small-Cap Stock Fund and a
Portfolio Manager on the firm's Global Clean Future Equity Fund.  Mr. Athey has been with T.
Rowe Price since 1978.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Small Cap Index Portfolio.
Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA and John E. Hintz will serve as portfolio co-managers of the Thrivent Mid Cap
Stock Portfolio.

Brian J. Flanagan, CFA will serve as co-portfolio manager of the Thrivent Mid Cap Stock Portfolio.
Mr. Flanagan has been the co-portfolio manager of the Technology Stock Portfolio since it commenced operations on March 1, 2001.  He is also the portfolio manager of the Small Cap Index
Portfolio and co-portfolio manager of the Thrivent Technology Portfolio.  Mr. Flanagan also serves as portfolio manager of the Technology Stock Fund, the Mid Cap Stock Fund and the Small
Cap Index Fund II, each a series of an affiliated mutual fund group.  From 1996 to 1998, he served first as analyst and later as portfolio manager for the small cap portfolio of the
Thrivent Retirement Plan.

John E. Hintz will serve as co-portfolio manager of the Thrivent Mid Cap Stock Portfolio.  Mr Hintz also co-manages the Mid Cap Stock Fund, a series of an affiliated mutual fund group.  Mr. Hintz has served as Director of Research with Thrivent Financial since 2001.  Mr. Hintz was an Equity Analyst with Thrivent Financial from 1998 to 2001.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Mid Cap Index Portfolio.
Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Thrivent Large Cap Stock Portfolio

Frederick L. Plautz will serve as portfolio manager of the Thrivent Large Cap Stock Portfolio.
Mr. Plautz has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Large Cap Index Portfolio.
Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer will serve as the portfolio manager of the Thrivent Real Estate Securities
Portfolio.  Mr. Pfeifer has been with Thrivent Financial since 1990, and has served as a portfolio manager since 2003.  Previously, he was the Head of Fixed Income for Aid Association
for Lutherans from 1998 to 2002, Head of Fixed Income for Thrivent Financial from 2001 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003.

Thrivent Balanced Portfolio

Kevin R. Brimmer and Steven H.C. Lee will serve as portfolio co-managers of the Thrivent
Balanced Portfolio. Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Mr. Lee has been with Thrivent Financial since 1985 and has served as a portfolio manager since
1999.

Thrivent Partner High Yield Portfolio

Thrivent Financial has engaged Pacific Investment Management Company LLC ("PIMCO"), located at
800 Newport Center Drive, Newport Beach, California 2660, to serve as investment subadviser for the Thrivent Partner High Yield Portfolio.  With assets under management of approximately $373.8 billion as of December 31, 2003, the company is one of the world's foremost bond fund managers.
PIMCO oversees more than 120 funds in all.  The company is part of Allianz Dresdner Asset
Management of America L.P. (ADAM-LP), which is an indirect unit of Allianz AG, a European-based, multinational insurance and financial services holding company.

The portfolio manager primarily responsible for overseeing PIMCO's management of the Thrivent
Partner High Yield Portfolio is Raymond G. Kennedy, CFA.   Mr. Kennedy is a managing director,
portfolio manager and senior member of the PIMCO investment strategy group.  Mr. Kennedy joined
PIMCO in 1996,  and having previously been associated with Prudential Insurance Company of
America as a private placement asset manager.  He has 15 years of investment experience.

Thrivent Bond Index Portfolio

Steven H.C. Lee will serve as portfolio manager of the Thrivent Bond Index Portfolio.  Mr. Lee has been with Thrivent Financial since 1985 and has served as a portfolio manager since 1999.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson and Scott A. Lalim will serve as portfolio co-managers of the Thrivent
Mortgage Securities Portfolio. Mr. Anderson has been with Thrivent Financial since 1997 and also manages the mortgage-backed securities portfolio of Thrivent Financial's general account.

Mr. Lalim has been with Thrivent Financial since 1976 and also manages the commercial mortgage-backed securities portfolio of Thrivent Financial's general account.

Personal Securities Investment

Personnel of Thrivent Financial may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.
Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

THE SEPARATE ACCOUNTS AND THE RETIREMENT PLANS

Shares in the Fund are currently sold, without sales charges, only to:

o  Separate accounts of Thrivent Financial and Thrivent Life, which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life; and

o  Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the
Portfolios.  Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent
Financial.  It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time.  Although neither Thrivent Financial not the Fund currently foresees any such disadvantage, the Fund's Board monitors events in order to identify any material conflicts between such policy owners and contract owners.  Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners.  Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the Fund.  The Fund's Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The Portfolios determine their net asset value ("NAV") on each day the New York Stock Exchange
("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr.
Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. The calculation normally is made as of the close of regular trading of the
NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the
Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolios varies with the value of their investments. The Portfolios value their securities using market quotations, other than short-term debt securities maturing in less than
60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans.  The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day.  The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans.  Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

TAX MATTERS

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level.  Please refer to the tax discussion in the applicable variable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable contracts when left to accumulate within a variable contract.  Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

OTHER SECURITIES AND INVESTMENT PRACTICES

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 3.  This section provides additional information about some of the securities and other practices in which certain Portfolios may engage, along with their associated risks.

Repurchase agreements: Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-issued securities:  Each Portfolio may invest in securities prior to their date of issue.
These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities:  Each of the Portfolios may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons:  Each of the Portfolios may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the
Portfolio to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Portfolios may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these
Portfolios may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Portfolios may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Portfolios may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Portfolio shares.

Restricted and illiquid securities:  Each of the Portfolios may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Portfolio's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation
(and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities lending:  Each of the Portfolios may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives:  Each of the Portfolios may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Portfolio.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Portfolios may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a Portfolio invests in high-yield bonds, it takes on the following risks:

The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds:  The Thrivent Partner High Yield Portfolio may also invest in government bonds and municipal bonds.  As a result, the Portfolio's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds:  The value of any bonds held by a Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the
Portfolio.

Short-term trading:  The investment strategy for each Portfolio at times may include short-term trading.  While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.
Short-term trading can increase a Portfolio's transaction costs and may increase your tax liability.

Initial public offering:  Each of the Portfolios may engage in initial public offerings (IPOs)
of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Portfolio's size is smaller, any gains form IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger.
Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities.  There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a
Portfolio may choose to follow the higher rating.  If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each
Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

The Statement of Additional Information, which is incorporated by reference into this
Prospectus, contains additional information about the Fund and its Portfolios.  You may request a free copy of the Statement of Additional Information, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the
Portfolios (including the Statement of Additional Information) at the Public Reference Room of
the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the
Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

                               STATEMENT OF ADDITIONAL INFORMATION

                                      Dated February 1, 2004

                                As Supplemented February 12, 2004

                                               For

                                       LB SERIES FUND, INC.
                                     625 Fourth Avenue South
                                   Minneapolis, Minnesota 55415

                                     800-THRIVENT (847-4836)

                                  Thrivent Technology Portfolio

                            Thrivent Partner Small Cap Value Portfolio

                                Thrivent Small Cap Stock Portfolio

                                Thrivent Small Cap Index Portfolio

                                 Thrivent Mid Cap Stock Portfolio

                                 Thrivent Mid Cap Index Portfolio

                                Thrivent Large Cap Stock Portfolio

                                Thrivent Large Cap Index Portfolio

                            Thrivent Real Estate Securities Portfolio

                                   Thrivent Balanced Portfolio

                              Thrivent Partner High Yield Portfolio

                                  Thrivent Bond Index Portfolio

                              Thrivent Mortgage Securities Portfolio

This Statement of Additional  Information  is not a Prospectus,  but should be read in conjunction with the  Prospectus for LB Series Fund,  Inc.  dated February 1, 2004 (the "Fund").  To receive a copy of the  Prospectus  for the Fund,  write to LB Series Fund,  Inc.,  625 Fourth  Avenue South,
Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

                                        Table of Contents

                                                                                       Page

HISTORY OF THE FUND                                                                    SAI-3

INVESTMENT POLICIES AND RESTRICTIONS                                                   SAI-3

FUND MANAGEMENT                                                                        SAI-14

INVESTMENT ADVISORY SERVICES                                                           SAI-31

OTHER SERVICES                                                                         SAI-35

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS                                            SAI-36

CAPITAL STOCK                                                                          SAI-37

NET ASSET VALUE                                                                        SAI-39

TAX STATUS                                                                             SAI-40

DISTRIBUTIONS                                                                          SAI-40

HISTORY OF THE FUND

The Fund is an open-end  management  investment company,  organized as a Minnesota  corporation on
February  24,  1986.  The Fund is made up of 27 separate  Portfolios.  Each  Portfolio of the Fund is diversified  series of the Fund.  Each Portfolio is in effect a separate  investment  fund, and a separate class of capital stock is issued with respect to each Portfolio.

                               INVESTMENT POLICIES AND RESTRICTIONS

                                 Additional Investment Practices

In addition to those practices  stated in the  Prospectus,  various of the Portfolios may purchase the securities or engage in the transactions described below.

                                         Other Securities

The Thrivent  Technology  Portfolio,  Thrivent Partner Small Cap Value  Portfolio,  Thrivent Small
Cap Stock  Portfolio,  Thrivent  Small  Cap Index  Portfolio,  Thrivent  Mid Cap Stock  Portfolio,
Thrivent Mid Cap Index  Portfolio,  Thrivent Large Cap Stock  Portfolio,  Thrivent Large Cap Index
Portfolio  and the  Thrivent  Balanced  Portfolio  may each invest in other  types of  securities, including bonds,  preferred stocks,  convertible bonds,  convertible  preferred stocks,  warrants,
American  Depository  Receipts (ADRs), and other debt or equity securities.  In addition,  each of these Portfolios may invest in U.S.  Government  securities or cash,  European Depository Receipts
(EDRs) and the securities of foreign investment trusts and or trusts.

The Thrivent  Technology  Portfolio,  Thrivent Partner Small Cap Value  Portfolio,  Thrivent Small
Cap Stock  Portfolio,  Thrivent  Small  Cap Index  Portfolio,  Thrivent  Mid Cap Stock  Portfolio,
Thrivent  Large Cap Stock  Portfolio and the Thrivent  Large Cap Index  Portfolio will not use any minimum  level of credit  quality.  Debt  obligations  may be rated  less than  investment  grade, which is defined as having a quality  rating below "Baa," as rated by Moody's  Investors  Service,
Inc.  ("Moody's"),  or below  "BBB," as rated by  Standard  & Poor's  Corporation  ("S&P").  For a description of Moody's and S&P's ratings,  see  "Description  of Debt Ratings."  Securities  rated below investment  grade (sometimes  referred to as "high yield" or "junk bonds") are considered to be  speculative  and  involve  certain  risks,  including  a higher  risk of default  and  greater sensitivity to interest rate and economic changes.

The Thrivent  Partner High Yield  Portfolio,  Balanced  Portfolio,  Thrivent  Mortgage  Securities
Portfolio and the Thrivent  Real Estate  Securities  Portfolio  may also invest in common  stocks, warrants to purchase stocks,  bonds or preferred  stocks  convertible into common stock, and other equity securities.

                                      Repurchase Agreements

Each of the  Portfolios  may  engage  in  repurchase  agreement  transactions  in  pursuit  of its investment objective.  A repurchase agreement consists of a purchase and a simultaneous  agreement to resell an  investment  for later  delivery  at an agreed upon price and rate of  interest.  The
Portfolio  or its  custodian  will take  possession  of the  obligations  subject to a  repurchase agreement.  If the  original  seller of a security  subject  to a  repurchase  agreement  fails to repurchase  the security at the agreed upon time,  the Portfolio  could incur a loss due to a drop in the market  value of the  security  during the time it takes the  Portfolio  to either sell the security or take action to enforce the original  seller's  agreement to  repurchase  the security.
Also, if a defaulting  original  seller filed for bankruptcy or became  insolvent,  disposition of such  security  might be  delayed by  pending  court  action.  The  Portfolio  may only enter into
repurchase   agreements  with  banks  and  other  recognized   financial   institutions   such  as
broker/dealers  which are found by Thrivent  Financial for Lutherans  ("Thrivent  Financial") or a
subadviser to be creditworthy.

                                      Restricted Securities

The  Portfolios  may buy or  sell  restricted  securities,  including  securities  that  meet  the requirements  of Rule 144A under the Securities Act of 1933 ("Rule 144A  Securities").  Securities
may be resold pursuant to Rule 144A under certain  circumstances  only to qualified  institutional buyers as defined in the rule.  Rule 144A  Securities  may be deemed to be liquid as determined by or in  accordance  with  methods  adopted by the  Directors.  Under  such  methods  the  following factors are  considered,  among others:  the frequency of trades and quotes for the security,  the number of dealers and potential purchasers in the market,  market making activity,  and the nature of the  security  and  marketplace  trades.  Investments  in Rule 144A  Securities  could have the effect  of  increasing  the  level of a  Portfolio's  illiquidity  to the  extent  that  qualified institutional  buyers become,  for a time,  uninterested  in purchasing such  securities.  Also, a
Portfolio  may be  adversely  impacted  by the  subjective  valuation  of such  securities  in the absence of an active market for them.  Restricted  securities  that are not  resalable  under Rule
144A may be subject to risks of  illiquidity  and  subjective  valuations to a greater degree than
Rule 144A  securities.  None of the  Portfolios  will  invest  more than 15% of its net  assets in illiquid securities (10% in the case of the Money Market Portfolio).

                                  Reverse Repurchase Agreements

Each of the Portfolios  also may enter into reverse  repurchase  agreements,  which are similar to borrowing  cash.  A  reverse  repurchase  agreement  is  a  transaction  in  which  the  Portfolio
transfers   possession  of  a  portfolio  instrument  to  another  person,  such  as  a  financial institution,  broker or dealer,  in return for a percentage  of the  instrument's  market value in cash,  with an agreement  that at a stipulated  date in the future the Portfolio  will  repurchase the portfolio  instrument by remitting the original  consideration plus interest at an agreed upon rate.  The use of  reverse  repurchase  agreements  may  enable  the  Portfolio  to avoid  selling portfolio  instruments  at a time when a sale may be deemed to be  disadvantageous.  However,  the ability to enter into reverse  repurchase  agreements  does not assure that the Portfolio  will be able to avoid selling portfolio instruments at a disadvantageous time.

The Portfolio will engage in reverse  repurchase  agreements which are not in excess of 60 days to maturity and will do so to avoid  borrowing  cash and not for the purpose of  investment  leverage or to speculate on interest rate changes.  When effecting reverse  repurchase  agreements,  assets of the  Portfolio  in a  dollar  amount  sufficient  to  make  payment  of the  obligations  to be purchased are segregated on the  Portfolio's  records at the trade date and  maintained  until the transaction is settled.

                          When-Issued And Delayed Delivery Transactions

Each of the  Portfolios  may purchase  securities on a  when-issued  and delayed  delivery  basis.
When-issued and delayed delivery  transactions  arise when U.S.  Government  obligations and other types of  securities  are bought by the  Portfolio  with payment and delivery  taking place in the future.  The settlement dates of these  transactions,  which may be a month or more after entering into the  transaction,  are  determined by mutual  agreement of the parties.  There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Portfolio  engages in when-issued and delayed  delivery  transactions,  it will do so for the purpose of acquiring  portfolio  instruments  consistent with its investment  objective and policies  and not for the purpose of  investment  leverage or to  speculate  on interest  rate changes.  On the  settlement  date,  the  value  of such  instruments  may be less  than  the cost
thereof.  When  effecting  when-issued  and  delayed  delivery  transactions,   a  Portfolio  will
maintain  liquid  securities,  cash, or cash  equivalents  of a dollar  amount  sufficient to make payment for the obligations to be purchased until the transaction has been settled.

                                     Dollar Roll Transactions

Certain of the  Portfolios  may enter into  dollar  roll  transactions  with  respect to  mortgage securities  in  which  the  Portfolios  sell  mortgage  securities  and  simultaneously  agree  to repurchase  similar (same type, coupon and maturity)  securities at a later date at an agreed upon price.  During the period  between the sale and  repurchase,  the Portfolios  forgo  principal and interest paid on the mortgage  securities  sold. The  Portfolios  are  compensated by the interest earned on the cash proceeds of the initial sale and from  negotiated  fees paid by brokers offered as an inducement to the  Portfolios to "roll over" their  purchase  commitments.  While the dollar roll transactions may result in higher  transaction costs or higher taxes for the Portfolios,  the adviser  believes  that the benefits of investing  in such a program will  outweigh the  potential for such increased costs.

                                        Lending Securities

Consistent with applicable regulatory  requirements,  each of the Portfolios may from time to time lend the  securities  it holds to  broker-dealers,  provided  that such loans are made pursuant to written  agreements  and  are  continuously  secured  by  collateral  in the  form of  cash,  U.S.
Government  securities,  irrevocable  standby  letters of credit or other liquid  securities in an amount at all times equal to at least the market value of the loaned  securities  plus the accrued interest and  dividends.  In electing to engage in  securities  lending for a Portfolio,  Thrivent
Financial  will take into  account  the  investment  objective  and  principal  strategies  of the
Portfolio.  For the period during which the  securities  are on loan,  the lending  Portfolio will be entitled to receive the interest and dividends,  or amounts equivalent  thereto,  on the loaned securities  and a fee from the  borrower  or interest on the  investment  of the cash  collateral.
The right to  terminate  the loan will be given to either  party  subject to  appropriate  notice.
Upon  termination of the loan, the borrower will return to the Portfolio  securities  identical to the loaned securities.

The primary  risk in lending  securities  is that the  borrower  may become  insolvent on a day on which the loaned  security is rapidly  increasing in value.  In such event,  if the borrower fails to return the loaned  security,  the existing  collateral  might be  insufficient to purchase back the full amount of the security  loaned,  and the borrower  would be unable to furnish  additional collateral.  The borrower  would be liable for any shortage,  but the lending  Portfolio  would be an unsecured  creditor  with respect to such  shortage and might not be able to recover all or any thereof.  However,  this risk may be minimized by a careful  selection of borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

                                       Put And Call Options

As described below,  each of the Portfolios may invest in options on another  security,  an index, a  currency,  or a  futures  contract.  If the  option  is  described  as  "covered,"  we hold the security  underlying  the option or the right to obtain it at no  additional  cost.  If the option is not covered,  the Portfolio  will earmark  liquid  securities as  collateral.  When a Portfolio sells put options,  the  collateral  must be equal to the purchase  obligation  of the  Portfolio, less any amount  maintained as margin.  When a Portfolio  sells a call option,  collateral must be equal  to the  market  value  of the  instruments  underlying  the call  options  less any  amount maintained as margin.

Selling  ("Writing")  Covered Call Options:  The  Portfolios  may from time to time sell ("write")
covered  call  options  on any  portion  of  their  investments  as a  hedge  to  provide  partial protection  against adverse  movements in prices of securities in those Portfolios and, subject to the limitations  described below, for the non-hedging  purpose of attempting to create  additional income.  A call option  gives the buyer of the  option,  upon  payment of a premium,  the right to call upon the writer to deliver a  specified  amount of a security  on or before a fixed date at a predetermined  ("strike")  price.  As the  writer  of a  call  option,  a  Portfolio  assumes  the obligation  to  deliver  the  underlying  security  to the  holder of the  option on demand at the strike  price.  This  obligation  is held by the  Portfolio  until either the option  expires or a closing transaction is made.

If the price of a security  hedged by a call option falls below or remains  below the strike price of the  option,  a  Portfolio  will  generally  not be called  upon to  deliver  the  security.  A
Portfolio  will,  however,  retain  the  premium  received  for the option as  additional  income, offsetting  all or part of any  decline  in the  value of the  security.  If the price of a hedged security  rises  above or  remains  above the  strike  price of the  option,  the  Portfolio  will generally  be called  upon to  deliver  the  security.  In this  event,  a  Portfolio  limits  its potential  gain by limiting  the value it can receive from the security to the strike price of the option plus the option premium.

Buying  Call  Options:  The  Portfolios  may also  from  time to time  purchase  call  options  on securities  in which those  Portfolios  may invest.  As the holder of a call  option,  a Portfolio has the right (but not the  obligation)  to purchase  the  underlying  security or currency at the exercise price at any time during the option period  (American  style) or at the expiration of the option (European  style).  A Portfolio  generally will purchase such options as a hedge to provide protection  against adverse  movements in the prices of securities which the Portfolio  intends to purchase.  In  purchasing a call option,  a Portfolio  would  realize a gain if, during the option period,  the price of the  underlying  security  increased  by more than the amount of the premium paid.  A  Portfolio  would  realize a loss  equal to all or a portion of the  premium  paid if the price of the underlying  security  decreased,  remained the same, or did not increase by more than the premium paid.

Selling Put Options:  The Portfolios  may from time to time sell ("write")  covered put options if the put option is part of a combined  position (see  "Combined  Position  Option"  below).  As the writer of a put option,  the Portfolio  assumes the obligation to pay a  predetermined  ("strike")
price for the  option's  underlying  security if the holder of the option  chooses to exercise it.
Until the option  expires or a closing  transaction  is made,  the  Portfolio  must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the  underlying  security  remains the same or rises above the strike  price,  the
Portfolio  generally  will not be called  upon to  purchase  the  security.  The  Portfolio  will, however,  retain the premium  received for the option as  additional  income.  If the price of the underlying  security  falls below the strike  price,  the Portfolio may be called upon to purchase the security at the strike price.

Buying Put Options:  The  Portfolios  may from time to time purchase put options on any portion of their  investments.  A put option gives the buyer of the option,  upon  payment of a premium,  the right (but not the  obligation)  to deliver a specified  amount of a security to the writer of the option on or before a fixed  date at a  predetermined  ("strike")  price.  A  Portfolio  generally will  purchase  such options as a hedge to provide  protection  against  adverse  movements in the prices of securities in the  Portfolio.  In purchasing a put option,  a Portfolio  would realize a gain if, during the option  period,  the price of the security  declined by an amount in excess of the  premium  paid.  A  Portfolio  would  realize a loss equal to all or a portion of the  premium paid if the price of the security  increased,  remained the same, or did not decrease by more than the premium paid.

Options on Foreign  Currencies:  The  Portfolios  may also write covered call options and purchase put and call options on foreign  currencies  as a hedge against  changes in  prevailing  levels of currency exchange rates.

Index  Options:  As part of its options  transactions,  the  Portfolios may also purchase and sell call  options  and put  options on stock and bond  indices.  Options  on  securities  indices  are similar to options on a security  except  that,  upon the  exercise  of an option on a  securities index, settlement is made in cash rather than in specific securities.

Combined  Position  Options:  The  Portfolios  may purchase and sell options in  combination  with each other or in  combination  with  futures or forward  contracts,  to adjust the risk and return characteristics  of the overall  position.  For example,  the  Portfolios may engage in "straddle"
and "spread"  transactions.  A straddle is  established  by buying both a call and a put option on the same underlying  security,  each with the same exercise price and expiration date. A spread is a  combination  of two or more call  options or put options on the same  security  with  differing exercise  prices or times to maturity.  The  particular  strategies  employed by a Portfolio  will depend on Thrivent Financial's or the subadviser's perception of anticipated market movements.

Negotiated  Transactions:  The  Portfolios  will  generally  purchase and sell options traded on a national  securities  or  options  exchange.  Where  options  are not  readily  available  on such exchanges,  a Portfolio  may  purchase and sell options in  negotiated  transactions.  A Portfolio effects  negotiated  transactions  only with investment  dealers and other financial  institutions deemed  creditworthy by its investment adviser.  Despite the investment  adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy  parties,  there is always a risk that the  opposite  party to the  transaction  may default in its  obligation  to either  purchase or sell the underlying  security at the agreed upon time and price,  resulting in a possible loss by the Portfolio.  This risk is described  more  completely in the section of this
Statement of Additional Information entitled, "Risks of Transactions in Options and Futures."

Options written or purchased by a Portfolio in negotiated  transactions  are illiquid and there is no  assurance  that a  Portfolio  will be able to  effect  a  closing  purchase  or  closing  sale
transaction  at  a  time  when  its  investment  adviser  or  subadviser   believes  it  would  be
advantageous  to do so.  In the  event the  Portfolio  is  unable to effect a closing  transaction with the  holder  of a call  option  written  by the  Portfolio,  the  Portfolio  may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.

Closing  Transactions:  The  Portfolios may dispose of options which they have written by entering into "closing  purchase  transactions."  Those  Portfolios  may dispose of options which they have purchased by entering into "closing  sale  transactions."  A closing  transaction  terminates  the rights of a  holder,  or the  obligation  of a writer,  of an  option  and does not  result in the ownership of an option.

A Portfolio  realizes a profit from a closing  purchase  transaction  if the premium paid to close the option is less than the premium  received by the Fund from writing the option.  The  Portfolio realizes a loss if the  premium  paid is more than the premium  received.  The  Portfolio  may not enter into a closing  purchase  transaction  with respect to an option it has written after it has been notified of the exercise of such option.

A Portfolio  realizes a profit from a closing sale  transaction  if the premium  received to close out the option is more than the premium  paid for the option.  A Portfolio  realizes a loss if the premium received is less than the premium paid.

                             Financial Futures And Options On Futures

Selling  Futures  Contracts:  The  Portfolios  may  sell  financial  futures  contracts  ("futures contracts")  as  a  hedge  against  adverse  movements  in  the  prices  of  securities  in  those
Portfolios.  Such contracts may involve futures on items such as U.S.  Government  Treasury bonds, notes and bills;  government  mortgage-backed  securities;  corporate and municipal  bond indices;
and stock indices.  A futures  contract sale creates an obligation  for the Portfolio,  as seller, to deliver the specific type of instrument  called for in the contract at a specified  future time for a specified  price. In selling a futures  contract,  the Portfolio would realize a gain on the contract if,  during the  contract  period,  the price of the  securities  underlying  the futures contract  decreased.  Such a gain would be expected to approximately  offset the decrease in value of the same or similar  securities in the  Portfolio.  The  Portfolio  would realize a loss if the price of the  securities  underlying  the  contract  increased.  Such a loss would be  expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures  contracts  have been  designed  by and are  traded on  boards  of trade  which  have been designated  "contract  markets"  by the  Commodity  Futures  Trading  Commission  ("CFTC").  These
boards of trade,  through their  clearing  corporations,  guarantee  performance of the contracts.
Although the terms of some  financial  futures  contracts  specify  actual  delivery or receipt of securities,  in most  instances  these  contracts  are closed out before the  settlement  due date without the making or taking of delivery of the  securities.  Other financial  futures  contracts, such as futures  contracts on a securities  index, by their terms call for cash  settlements.  The closing out of a futures  contract is effected  by entering  into an  offsetting  purchase or sale transaction.

When a  Portfolio  sells a  futures  contract,  or a call  option  on a  futures  contract,  it is required to make  payments to the  commodities  broker  which are called  "margin" by  commodities exchanges and brokers.

The payment of  "margin"  in these  transactions  is  different  than  purchasing  securities  "on margin." In  purchasing  securities  "on margin" an investor  pays part of the  purchase  price in cash and  receives an  extension  of credit from the broker,  in the form of a loan secured by the securities,  for the unpaid  balance.  There are two  categories  of  "margin"  involved  in these transactions:  initial  margin and  variation  margin.  Initial  margin does not  represent a loan between a Portfolio  and its  broker,  but rather is a "good  faith  deposit"  by a  Portfolio  to secure  its  obligations  under a futures  contract  or an  option.  Each day  during  the term of certain  futures  transactions,  a Portfolio will receive or pay  "variation  margin" equal to the daily change in the value of the position held by the Portfolio.

Buying  Futures  Contracts:  The Portfolios may purchase  financial  futures  contracts as a hedge against  adverse  movements in the prices of securities  they intend to purchase.  The  Portfolios may buy and sell  futures  contracts  for a number of  reasons,  including:  (1) to  manage  their exposure  to  changes in  securities  prices  and  foreign  currencies  as an  efficient  means of adjusting their overall  exposure to certain  markets in an effort to enhance  income;  and (2) to protect the value of portfolio securities.

A futures contract  purchase  creates an obligation by a Portfolio,  as buyer, to take delivery of the  specific  type of  instrument  called for in the  contract at a  specified  future time for a specified  price.  In purchasing a futures  contract,  a Portfolio would realize a gain if, during the contract  period,  the price of the  securities  underlying  the futures  contract  increased.
Such a gain would  approximately  offset the  increase  in cost of the same or similar  securities which a  Portfolio  intends to  purchase.  A  Portfolio  would  realize a loss if the price of the securities  underlying  the  contract  decreased.  Such  a loss  would  approximately  offset  the decrease in cost of the same or similar securities which a Portfolio intends to purchase.

Options on Futures  Contracts:  The Portfolios  may also sell ("write") and purchase  covered call and put options on futures  contracts  in  connection  with the above  strategies.  An option on a futures  contract  gives the buyer of the option,  in return for the premium  paid for the option, the right to assume a position in the underlying  futures  contract (a long position if the option is a call and a short  position  if the  option  is a put).  The  writing  of a call  option  on a futures contract  constitutes a partial hedge against  declining  prices of securities  underlying the futures  contract  to the extent of the premium  received  for the option.  The  purchase of a put option on a futures  contract  constitutes a hedge against price  declines  below the exercise price of the option and net of the  premium  paid for the  option.  The  purchase of a call option constitutes  a hedge,  net of the  premium,  against an  increase  in cost of  securities  which a
Portfolio intends to purchase.

Currency  Futures  Contracts  and Options:  The  Portfolios  may also sell and  purchase  currency futures  contracts  (or  options  thereon)  as a hedge  against  changes in  prevailing  levels of currency  exchange  rates.  Such  contracts  may be  traded  on U.S.  or  foreign  exchanges.  The
Portfolio will not use such contracts or options for leveraging purposes.

Limitations:  The  Portfolios  may  engage in futures  transactions,  and  transactions  involving options on futures,  only on regulated  commodity  exchanges or boards of trade.  A Portfolio will not enter into a futures  contract or purchase or sell related  options if immediately  thereafter the sum of the amount of initial margin deposits on the Portfolio's  existing  futures and related options  positions  and  premiums  paid for options  with  respect to futures and options used for non-hedging  purposes  would exceed 5% of the market value of the  Portfolio's  total  assets.  In addition,  in instances  involving the purchase of futures  contracts or call options  thereon,  a
Portfolio will maintain  liquid  securities,  cash, or cash  equivalents in an amount equal to the market value of such contracts.

In addition,  the All Cap Portfolio  will not: (a) sell futures  contracts,  purchase put options, or write call  options if, as a result,  more than 25% of the  Portfolio's  total  assets would be hedged with futures and options under normal  conditions;  (b) purchase futures contracts or write put options if, as a result,  the  Portfolio's  total  obligations  upon settlement or exercise of purchased  futures  contracts  and written put options would exceed 25% of the  Portfolio's  total assets under normal  conditions;  or (c) purchase call options if, as a result,  the current value of  option  premiums  for  call  options  purchased  by  the  Portfolio  would  exceed  5% of  the
Portfolio's  total assets.  These  limitations do not apply to options  attached to or acquired or
traded  together  with  their  underlying  securities,   and  do  not  apply  to  securities  that
incorporate features similar to options.

                                        Hybrid Investments

As part of their  investment  program and to maintain  greater  flexibility,  the  Portfolios  may invest in hybrid  instruments (a potentially high risk derivative) which have the  characteristics of futures,  options and securities.  Such  instruments may take a variety of forms,  such as debt instruments  with  interest  or  principal  payments  determined  by  reference  to the value of a currency,  security  index or commodity at a future point in time.  The risks of such  investments would  reflect  both the risks of  investing  in  futures,  options,  currencies  and  securities, including  volatility  and  illiquidity.  Under  certain  conditions,  the  redemption  value of a hybrid instrument could be zero.

In  addition,  because  the  purchase  and  sale of  hybrid  instruments  could  take  place in an over-the-counter  market or in a private  transaction  between a  Portfolio  and the seller of the hybrid instrument,  the  creditworthiness  of the counter party to the transaction would be a risk factor which the  Portfolio  would have to consider.  Hybrid  instruments  also may not be subject to regulation of the Commodities  Futures Trading Commission  ("CFTC"),  which generally regulates the trading of commodity futures by U.S.  persons,  the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                           Risks Of Transactions In Options And Futures

There are  certain  risks  involved in the use of futures  contracts,  options on  securities  and securities index options,  and options on futures contracts,  as hedging devices.  There is a risk that the  movement  in the  prices  of the index or  instrument  underlying  an option or  futures contract  may not  correlate  perfectly  with the  movement  in the  prices  of the  assets  being hedged.  The lack of correlation  could render a Portfolio's  hedging  strategy  unsuccessful  and could  result  in  losses.  The  loss  from  investing  in  futures  transactions  is  potentially unlimited.

There is a risk that Thrivent  Financial or a subadviser could be incorrect in their  expectations about the  direction  or extent of market  factors  such as  interest  rate  movements.  In such a case,  a  Portfolio  would  have been  better  off  without  the  hedge.  In  addition,  while the principal  purpose of hedging is to limit the effects of adverse market  movements,  the attendant expense  may cause a  Portfolio's  return  to be less than if  hedging  had not taken  place.  The overall  effectiveness  of hedging,  therefore,  depends on the  expense of hedging  and  Thrivent
Financial's  or a Portfolio's  subadviser's  accuracy in predicting the future changes in interest rate levels and securities price movements.

A Portfolio  will generally  purchase and sell options traded on a national  securities or options exchange.  Where  options are not readily  available  on such  exchanges a Portfolio  may purchase
and  sell  options  in  negotiated   transactions.   When  a  Portfolio  uses  negotiated  options
transactions,  it will seek to enter  into such  transactions  involving  only those  options  and futures contracts for which there appears to be an active secondary market.

There is,  nonetheless,  no assurance that a liquid secondary market, such as an exchange or board of trade,  will exist for any particular  option or futures  contract at any particular time. If a futures  market  were to become  unavailable,  in the event of an adverse  movement,  a  Portfolio would be required to continue to make daily cash  payments of  maintenance  margin if it could not close  a  futures  position.  If an  options  market  were to  become  unavailable  and a  closing transaction  could not be entered  into,  an option  holder  would be able to  realize  profits or limit losses only by  exercising  an option,  and an option  writer would remain  obligated  until exercise or expiration.

In  addition,  exchanges  may  establish  daily price  fluctuation  limits for options and futures contracts,  and may halt  trading if a  contract's  price moves  upward or downward  more than the limit in a given day. On volatile  trading days when the price  fluctuation  limit is reached or a trading  halt is imposed,  it may be  impossible  for a Portfolio  to enter into new  positions or close out existing  positions.  If the  secondary  market for a contract is not liquid  because of price  fluctuation  limits or  otherwise,  it could  prevent  prompt  liquidation  of  unfavorable positions,  and  potentially  could  require a  Portfolio  to  continue  to hold a position  until delivery or expiration  regardless of changes in its value. As a result,  a Portfolio's  access to other assets held to cover its options or futures positions could also be impaired.

When conducting  negotiated  options  transactions  there is a risk that the opposite party to the transaction  may default in its obligation to either  purchase or sell the underlying  security at the agreed  upon time and price.  In the event of such a default,  a  Portfolio  could lose all or part of the benefit it would otherwise have realized from the  transaction,  including the ability to sell  securities  it holds at a price above the current  market price or to purchase a security from another party at a price below the current market price.

Finally,  if a broker or clearing  member of an options or futures  clearing  corporation  were to become  insolvent,  a Portfolio could experience delays and might not be able to trade or exercise options or futures  purchased  through that broker or clearing  member.  In addition,  a Portfolio could have some or all of its  positions  closed out  without  its  consent.  If  substantial  and widespread,  these insolvencies  could ultimately impair the ability of the clearing  corporations themselves.

                                   Foreign Futures And Options

Participation  in foreign  futures and foreign  options  transactions  involves the  execution and clearing of trades on or subject to the rules of a foreign  board of trade.  Neither the  National
Futures  Association  nor any domestic  exchange  regulates  activities  of any foreign  boards of trade,  including  the  execution,  delivery  and  clearing of  transactions,  or has the power to compel  enforcement of the rules of a foreign board of trade or any  applicable  foreign law. This is true even if the exchange is formally  linked to a domestic  market so that a position taken on the  market  may be  liquidated  by a  transaction  on  another  market.  Moreover,  such  laws or regulations  will vary  depending on the foreign  country in which the foreign  futures or foreign options transaction occurs.

For these reasons,  customers who trade foreign  futures or foreign  options  contracts may not be afforded  certain of the protective  measures  provided by the Commodity  Exchange Act, the CFTC's regulations  and  the  rules  of the  National  Futures  Association  and any  domestic  exchange, including  the  right  to use  reparations  proceedings  before  the  Commission  and  arbitration proceedings  provided by the National  Futures  Association or any domestic futures  exchange.  In particular,  funds received from  customers for foreign  futures or foreign  options  transactions may not be provided the same  protections as funds received in respect of  transactions  on United
States futures exchanges.

In addition,  the price of any foreign futures or foreign  options  contract and,  therefore,  the potential  profit and loss  thereon may be affected by any variance in the foreign  exchange  rate between the time an order is placed and the time it is liquidated, offset or exercised.

                                   Short Sales Against The Box

The Portfolios may effect short sales, but only if such  transactions are short sale  transactions known as short  sales  "against  the  box." A short  sale is a  transaction  in which a  Portfolio sells a  security  it does  not  own by  borrowing  it from a  broker,  and  consequently  becomes obligated  to  replace  that  security.  A short  sale  against  the box is a short  sale  where a
Portfolio  owns the security  sold short or has an immediate  and  unconditional  right to acquire that security  without  additional cash  consideration  upon  conversion,  exercise or exchange of options  with  respect  to  securities  held in its  portfolio.  The  effect of selling a security short  against  the box is to  insulate  that  security  against  any  future  gain or  loss.  The
Portfolios  will  incur  transaction  costs,  including  interest,  in  connection  with  opening, maintaining, and closing short sales against the box.

          Foreign Currency Exchange-Related Securities And Foreign Currency Transactions

Foreign  Currency  Warrants.  Foreign  currency  warrants are warrants which entitle the holder to receive  from  their  issuer an amount  of cash  (generally,  for  warrants  issued in the  United
States, in U.S. dollars).  The cash amount is calculated  pursuant to a predetermined  formula and based on the exchange  rate  between a specified  foreign  currency and the U.S.  dollar as of the exercise date of the warrant.  Foreign  currency  warrants  generally are  exercisable  upon their issuance and expire as of a specified date and time.

Foreign  currency  warrants  have been  issued in  connection  with U.S.  dollar-denominated  debt offerings by major corporate  issuers in an attempt to reduce the foreign  currency  exchange risk that,  from the point of view of  prospective  purchasers  of the  securities,  is inherent in the international  fixed-income  marketplace.  Foreign  currency  warrants  may  attempt to reduce the foreign  exchange  risk  assumed by  purchasers  of a security by, for  example,  providing  for a supplemental  payment in the event that the U.S. dollar  depreciates  against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign  currency  warrant may make the  warrant  worthless  unless the  applicable  foreign  currency  exchange  rate moves in a particular  direction  (e.g.,  unless the U.S.  dollar  appreciates  or  depreciates  against  the particular foreign currency to which the warrant is linked or indexed).

Foreign  currency  warrants  are  severable  from  the debt  obligations  with  which  they may be offered, and may be listed on exchanges.

Foreign  currency  warrants may be exercisable  only in certain minimum  amounts,  and an investor wishing to exercise  warrants who  possesses  less than the minimum  number  required for exercise may be  required  either  to  sell  the  warrants  or to  purchase  additional  warrants,  thereby incurring  additional  transaction costs. In the case of any exercise of warrants,  there may be a time delay between the time a holder of warrants gives  instructions  to exercise and the time the exchange  rate  relating to  exercise is  determined.  During  this time the  exchange  rate could change  significantly,  thereby  affecting  both the  market  and cash  settlement  values  of the warrants being exercised.

The expiration  date of the warrants may be  accelerated  if the warrants  should be delisted from an exchange or if their  trading  should be suspended  permanently.  This would result in the loss of any remaining  "time value" of the warrants  (i.e.,  the difference  between the current market
value  and  the  exercise   value  of  the   warrants),   and,  in  the  case  the  warrants  were
"out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally  unsecured  obligations of their issuers and are not  standardized  foreign currency  options issued by the Options  Clearing  Corporation  ("OCC").  Unlike foreign  currency options  issued by OCC, the terms of foreign  exchange  warrants  generally will not be amended in the event of governmental or regulatory  actions  affecting  exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial  public  offering  price of foreign  currency  warrants is generally  considerably  in excess of the price  that a  commercial  user of  foreign  currencies  might pay in the  interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign  currency  warrants are subject to  significant  foreign  exchange risk,  including  risks arising from complex political or economic factors.

Foreign  Currency  Transactions.   A  forward  foreign  currency  exchange  contract  involves  an obligation  to  purchase  or sell a specific  currency  at a future  date,  which may be any fixed number of days from the date of the  contract  agreed  upon by the  parties  at a price set at the time of the contract.  These contracts are principally  traded in the interbank  market  conducted directly  between  currency  traders  (usually large,  commercial  banks) and their  customers.  A forward  contract  generally has no deposit  requirement,  and no  commissions  are charged at any stage for trades.

A Portfolio  may enter into forward  contracts  for a variety of purposes in  connection  with the management  of the  foreign  securities  portion  of its  portfolio.  A  Portfolio's  use of  such contracts would include, but not be limited to, the following:

(1)         When  the  Portfolio  enters  into a  contract  for  the  purchase  or sale  of a security  denominated in a foreign currency,  it may desire to "lock in" the U.S.
            dollar  price of the  security.  By  entering  into a  forward  contract  for the purchase  or sale,  for a fixed  amount of  dollars,  of the  amount  of  foreign currency involved in the underlying security transactions,  the Portfolio will be able to protect  itself  against a possible loss resulting from an adverse change in the  relationship  between the U.S.  dollar and the subject  foreign  currency during the period  between  the date the  security is  purchased  or sold and the date on which payment is made or received.

(2)         When a  Portfolio  determines  that  one currency  may  experience  a substantial movement  against  another  currency,  including the U.S. dollar, a Portfolio may enter into a forward  contract  to sell or buy the  amount of the former  foreign currency,  approximating  the value  of some  or all of a Portfolio's  securities denominated in such foreign currency.

(3)         Alternatively,  where  appropriate,  a  Portfolio  may  hedge  all or part of its foreign  currency  exposure  through the use of a basket of currencies or a proxy currency  where such currency or currencies  act as an effective  proxy for other currencies.  In such a case,  a  Portfolio  may  enter  into a  forward  contract where the amount of the  foreign  currency  to be sold  exceeds  the value of the securities  denominated  in  such  currency.  The  use  of  this  basket  hedging technique  may be more  efficient  and  economical  than  entering  into separate forward contracts for each currency held in a Portfolio.

(4)         The  precise  matching  of the  forward  contract  amounts  and the  value of the securities  involved  will not  generally  be possible  since the future value of such  securities in foreign  currencies  will change as a  consequence  of market movements  in the  value  of  those  securities  between  the  date  the  forward contract is entered into and the date it matures.  The  projection  of short-term currency market  movement is extremely  difficult,  and the successful  execution of a short-term hedging strategy is highly uncertain.

(5)         Under  normal  circumstances,  currency  risk will be  considered  when  deciding whether  to buy or sell a  security  and as part of the  overall  diversification strategies.  However,  Thrivent Financial and the subadvisers  believe that it is important to have the  flexibility  to enter into such forward  contracts when it determines that the best interests of the Portfolio will be served.

A  Portfolio  may  enter  into  forward  contracts  for any  other  purpose  consistent  with  the
Portfolio's  investment  objective  and  program.  However,  a  Portfolio  will not  enter  into a forward  contract,  or  maintain  exposure  to any such  contract(s),  if the  amount  of  foreign currency  required to be delivered  thereunder  would exceed the  Portfolio's  holdings of liquid, high-grade debt  securities,  currency  available for cover of the forward  contract(s),  or other suitable  cover as  permitted  by the SEC.  In  determining  the  amount to be  delivered  under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward  contract,  a Portfolio  may sell the  security and make  delivery of the  foreign  currency,  or it may  retain the  security  and either  extend the  maturity  of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If a Portfolio retains the security and engages in an offsetting  transaction,  the Portfolio will incur a gain or a loss (as  described  below)  to the  extent  that  there  has been  movement  in
forward  contract  prices.  If  a  Portfolio  engages  in  an  offsetting   transaction,   it  may
subsequently  enter into a new  forward  contract  to sell the foreign  currency.  Should  forward prices decline during the period  between a Portfolio's  entering into a forward  contract for the sale of a foreign  currency  and the date it enters into an  offsetting  contract for the purchase of the  foreign  currency,  the  Portfolio  will  realize  a gain to the  extent  the price of the currency  it has agreed to sell  exceeds  the price of the  currency  it has  agreed to  purchase.
Should  forward  prices  increase,  the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Portfolio's  dealing in forward foreign  currency  exchange  contracts will generally be limited to the  transactions  described  above.  However,  the Portfolios  reserve the right to enter into forward foreign currency  contracts for different purposes and under different  circumstances.  Of course,  the  Portfolios  are not required to enter into forward  contracts with regard to foreign currency-denominated  securities and will not do so unless deemed  appropriate.  It also should be realized  that this  method of  hedging  against a  decline  in the value of a  currency  does not eliminate  fluctuations in the underlying prices of the securities.  It simply  establishes a rate of exchange at a future date.  Additionally,  although  such  contracts  tend to minimize the risk of loss due to a decline  in the value of the  hedged  currency,  at the same  time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

Although  a  Portfolio  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its  holdings of foreign  currencies  into U.S.  dollars on a daily  basis.  It will do so from time to time,  and there are costs  associated  with currency  conversion.  Although  foreign exchange  dealers  do not  charge a fee for  conversion,  they do  realize  a profit  based on the difference  (the  "spread")  between  the  prices at which they are  buying  and  selling  various currencies.  Thus,  a dealer may offer to sell a foreign  currency to the  Portfolio  at one rate, while  offering a lesser rate of exchange  should the Portfolio  desire to resell that currency to the dealer.

Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked  securities are debt obligations  the  principal  on which is payable at  maturity  in an amount that may vary based on the exchange  rate  between the U.S.  dollar and a  particular  foreign  currency at or about that time.  The return on  "standard"  principal  exchange  rate linked  securities  is enhanced if the foreign  currency to which the  security is linked  appreciates  against the U.S.  dollar,  and is adversely  affected by  increases  in the foreign  exchange  value of the U.S.  dollar;  "reverse"
principal  exchange rate linked securities are like the "standard"  securities,  except that their return is  enhanced  by  increases  in the value of the U.S.  dollar  and  adversely  impacted  by increases in the value of foreign currency.

Interest  payments on the securities are generally made in U.S.  dollars at rates that reflect the degree of foreign  currency  risk  assumed or given up by the  purchaser  of the notes  (i.e.,  at relatively  higher interest rates if the purchaser has assumed some of the foreign  exchange risk, or relatively  lower interest  rates if the issuer has assumed some of the foreign  exchange risk, based on the expectations of the current market).

Principal  exchange  rate linked  securities  may in limited cases be subject to  acceleration  of maturity  (generally,  not without the consent of the holders of the  securities),  which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance  Indexed  Paper.  Performance  indexed  paper  is U.S.  dollar-denominated  commercial paper the yield of which is linked to certain foreign  exchange rate  movements.  The yield to the investor on  performance  indexed paper is  established at maturity as a function of spot exchange rates between the U.S. dollar and a designated  currency as of or about that time (generally,  the index  maturity  two days prior to  maturity).  The yield to the  investor  will be within a range stipulated at the time of purchase of the obligation.  Generally,  the guaranteed  minimum rate of return that is below,  and a potential  maximum  rate of return  that is above,  market  yields on
U.S.  dollar-denominated  commercial  paper.  In addition,  both the minimum and maximum  rates of return on the  investment  generally  correspond  to the minimum  and  maximum  values of the spot exchange rate two business days prior to maturity.

                                    Other Investment Companies

Each  Portfolio  may invest in  securities  of other  investment  companies,  including  shares of closed-end  investment  companies,  unit investment  trusts,  and open-end  investment  companies, which  represent  interests in  professionally  managed  portfolios that may invest in any type of instrument.  Investing in other  investment  companies  involves  substantially  the same risks as investing  directly in the  underlying  instruments,  but may involve  additional  expenses at the investment  company-level,  such as portfolio  management  fees and  operating  expenses.  Certain types of investment companies,  such as closed-end  investment companies,  issue a fixed number of shares  that trade on a stock  exchange  or  over-the-counter  at a premium or a discount to their net asset value.  Others are  continuously  offered at net asset value,  but may also be traded in the secondary  market.  The extent to which a Portfolio can invest in other  investment  companies is limited by federal securities laws.

                                   Exchange Traded Funds (ETFs)

These are a type of index  fund  bought and sold on a  securities  exchange.  An ETF  trades  like common  stock and  represents  a fixed  portfolio  of  securities  designed to track a  particular market index.  Each Portfolio  could purchase an ETF to temporarily  gain exposure to a portion of the U.S. or a foreign  market  while  awaiting  purchase of  underlying  securities.  The risks of owning an ETF generally  reflect the risks of owning the underlying  securities  they are designed to track,  although  lack of liquidity  in an ETF could result in it being more  volatile and ETFs have management fees which increase their costs.

                               Passive Foreign Investment Companies

Each Portfolio may purchase the securities of certain  foreign  investment  funds or trusts called passive  foreign  investment  companies.  Such  trusts have been the only or primary way to invest in certain  countries.  In addition to bearing their  proportionate  share of the trust's expenses
(management  fees  and  operating  expenses),  shareholders  will  also  indirectly  bear  similar expenses of such  trusts.  Capital  gains on the sale of such  holdings  are  considered  ordinary
income  regardless  of  how  long  the  Portfolios  hold  their  investments.   In  addition,  the
Portfolios  may be subject to  corporate  income tax and an interest  charge on certain  dividends and capital gains earned from these  investments,  regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest,  the  Portfolios  intend to treat these  securities as sold on the last day of its fiscal year and  recognize  any gains for tax  purposes  at that time;  deductions for losses are  allowable  only to the extent of any gains  resulting  from these deemed sales for prior taxable  years.  Such gains and losses will be treated as ordinary  income.  The  Portfolios will be required to distribute  any resulting  income even though it has not sold the security and received cash to pay such distributions.

                                      Investment Limitations

The  fundamental   investment   restrictions  for  the  Portfolios  are  set  forth  below.  These fundamental  investment  restrictions  may not be changed by a Portfolio except by the affirmative vote of a majority  of the  outstanding  voting  securities  of that  Portfolio  as defined in the
Investment  Company  Act of 1940.  (Under  the  Investment  Company  Act of  1940,  a "vote of the majority of the outstanding  voting  securities"  means the vote, at a meeting of security holders duly called,  (i) of 67% or more of the voting  securities  present at a meeting if the holders of more than 50% of the  outstanding  voting  securities  are present or represented by proxy or (ii)
of more than 50% of the  outstanding  voting  securities,  whichever is less (a "1940 Act Majority
Vote").  Under these restrictions:

        1. None of the  Portfolios  may borrow  money,  except  that a  Portfolio  may borrow money  (through the issuance of debt  securities  or  otherwise)  in an amount not exceeding  one-third of the Portfolio's  total assets  immediately  after the time of such borrowing.

        2. None of the  Portfolios  may issue senior  securities,  except as permitted  under the  Investment  Company Act of 1940 or any exemptive  order or rule issued by the
           Securities and Exchange Commission.

        3. None of the  Portfolios  will,  with respect to 75% of its total assets,  purchase
           securities  of  an  issuer  (other  than  the  U.S.   Government,   its  agencies,
           instrumentalities  or authorities or repurchase  agreements  fully  collateralized by  U.S.  Government  securities  and  other  investment  companies)  if (a)  such purchase  would, at the time,  cause more than 5% of the Portfolio's  total assets taken at market  value to be invested in the  securities  of such  issuer;  or (b)
           such  purchase  would,  at the time,  result  in more than 10% of the  outstanding voting securities of such issuer being held by the Portfolio.

        4. None of the Portfolios may buy or sell real estate, except that any Portfolio  may
           (i) acquire or lease office space for its own use, (ii)  invest in  securities  of issuers  that  invest  in  real  estate  or  interest  therein,  (iii)  invest  in mortgage-related  securities and other  securities that are secured by real estate or  interest  therein,  and  (iv)  hold  and  sell  real  estate  acquired  by the
           Portfolio as a result of the ownership of securities.

        5. None of the  Portfolios may purchase or sell  commodities or commodity  contracts, except that any Portfolio  may purchase and sell  derivatives  (including  but not limited to options,  futures  contracts  and options on futures  contracts)  whose value is tied to the  value of a  financial  index or a  financial  instrument  or other asset (including,  but not limited to, securities  indexes,  interest rates, securities, currencies and physical commodities).

        6. None of the  Portfolios  may make loans,  except that any  Portfolio  may (i) lend portfolio securities,  (ii) enter into repurchase  agreements,  (iii) purchase all or a portion of an issue of debt securities,  bank loan  participation  interests,
           bank  certificates  of  deposit,   bankers'   acceptances,   debentures  or  other
           securities,  whether or not the  purchase  is made upon the  original  issuance of the securities,  and (iv)  participate in an interfund  lending program with other registered investment companies..

        7. None of the Portfolios  will  underwrite  the securities of other issuers,  except where the  Portfolio  may be deemed to be an  underwriter  for purposes of certain
           federal   securities   laws  in  connection  with  the  disposition  of  portfolio securities;  with investments in other investment  companies;  and with loans that a  Portfolio  may make  pursuant  to its  fundamental  investment  restriction  on lending.

        8. None of the  Portfolios  will  purchase a security if, after giving  effect to the purchase,  more than 25% of its total assets  would be invested in the  securities of one or more issuers  conducting  their  principal  business  activities  in the same  industry,  except  that  this  restriction  does  not  apply  to  Government
           Securities  (as such term is defined in the  Investment  Company Act of 1940).  In addition,  with respect to the Money Market  Portfolio,  this restriction does not apply to instruments issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval.
Under this restriction:

1.      None of the Portfolios, will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio's  total  assets are outstanding.
2.      The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a
        Portfolio's total assets.
3.      None of the Portfolios currently intend to purchase securities on margin,  except that a Portfolio  may obtain such short-term  credits as are necessary for the clearance of transactions,  and provided  that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Section 18(g) of the 1940 Act defines a "senior  security" as any bond,  debenture,  note, or similar  obligation  constituting a security and evidencing  indebtedness.  Section  18(f)(1)
of the 1940 Act prohibits an open-end  investment  company from issuing senior securities but permits  borrowings  from a bank if immediately  after the borrowing  there is asset coverage of at least 300% and  provided  further  that,  in the event that such asset  coverage  falls below  300%,  the  investment  company  will,  within  3  days  (not  including  Sundays  and holidays),  reduce the amount of its  borrowings to an extent that the asset coverage of such borrowings  shall be at least  300%.  The SEC staff has  taken the  position  that a fund may engage  in  certain  leveraged  transactions,  such as  short  sales  and  financial  futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

                                         FUND MANAGEMENT

                                The Funds' Directors And Officers

The Board of Directors is responsible  for the management and  supervision of the Funds'  business affairs  and for  exercising  all powers  except  those  reserved  to the  shareholders.  Messers.
Eggerding  and  Estenson  and Mses.  Harpstead  and Levi also serves as a Trustee of The  Lutheran
Brotherhood  Family of Funds,  a registered  investment  company  consisting of 11 Funds,  each of which  offer  Class A, Class B and  Institutional  Class  shares.  Messers.  Campbell,  Eggerding,
Gady,  and Smeds also  serve as a Trustee of The  Lutheran  Brotherhood  Family of Funds,  Messrs.
Gilbert  and  Eggerding.  serve as a Trustees  of The AAL Mutual  Funds (a  registered  investment company consisting of 20 Funds,  which offer Class A, Class B and Institutional  Class shares) and as a Directors  of AAL  Variable  Product  Series  Fund,  Inc. (a  registered  investment  company consisting  of 14  Portfolios  that serve as  underlying  fund for  variable  annuity and variable universal  life  insurance  contracts  issued by Thrivent  Financial and Thrivent  Life  Insurance
Company ("Thrivent Life").)

The following tables provide information about the Directors and officers of the Fund.

INTERESTED DIRECTOR(1)
----------------------- ----------------- ----------------------- ------------- -------------------
                        Position with                             Number of
                        the Fund,                                 Portfolios
                        Length of                                 in Fund
                        Service and       Principal Occupation    Complex       Other
Name, Address           Term of           During the Past 5       Overseen by   Directorships
and Age                 Office (2)        Years                   Director      Held by Director
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
Pamela J. Moret         President since   Executive Vice          14 of the     Lutheran World
625 Fourth Avenue       2002 and          President, Marketing    LB Series     Relief; Minnesota
South                   Director since    and Products,           Fund, Inc.,   Public Radio
Minneapolis, MN         February 2004     Thrivent Financial,     20 of The
Age 47                                    since 2002; Senior      AAL Mutual
                                          Vice President,         Funds, 14
                                          Products, American      of the AAL
                                          Express Financial       Variable
                                          Advisors from 2000 to   Product
                                          2001; Vice President    Series
                                          Variable Assets,        Fund, Inc.,
                                          American Express        11 of The
                                          Financial Advisorys     Lutheran
                                          from 1996 to 2000       Brotherhood
                                                                  Family of
                                                                  Funds
----------------------- ----------------- ----------------------- ------------- -------------------

INDEPENDENT DIRECTORS(3)
----------------------- ----------------- ----------------------- ------------- -------------------
                                                                  Number of
                                                                  Portfolios
                        Position with                             in Fund
                        the Fund, and     Principal Occupation    Complex       Other
Name, Address           Length of         During the Past 5       Overseen by   Directorships
and Age                 Service(2)        Years                   Director      Held by Director
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
F. Gregory Campbell     Director since    President, Carthage     14 of the     Director,
625 Fourth Avenue       February 2004     College                 LB Series     National
South                                                             Fund, Inc.,   Association of
Minneapolis, MN                                                   20 of The     Independent
Age 63                                                            AAL Mutual    Colleges and
                                                                  Funds, 14     Universities,
                                                                  of the AAL    Director Johnson
                                                                  Variable      Family of Mutual
                                                                  Product       Funds, Inc., an
                                                                  Series        investment
                                                                  Fund, Inc.    company
                                                                                consisting of
                                                                                four portfolios;
                                                                                Director Kenosha
                                                                                Hospital and
                                                                                Medical Center;
                                                                                Director, Prairie
                                                                                School Board;
                                                                                Director, United
                                                                                Health Systems.
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
Herbert F. Eggerding,   Director since    Management consultant   14 of the     None
Jr.                     1990              to several privately    LB Series
625 Fourth Avenue                         owned companies since   Fund, Inc.,
South                                     1997                    20 of The
Minneapolis, MN                                                   AAL Mutual
Age 66                                                            Funds, 14
                                                                  of the AAL
                                                                  Variable
                                                                  Product
                                                                  Series
                                                                  Fund, Inc.,
                                                                  11 of The
                                                                  Lutheran
                                                                  Brotherhood
                                                                  Family of
                                                                  Funds
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
Noel K. Estenson        Director since    Retired; previously     14 of the     None
625 Fourth Avenue       1997              President and Chief     LB Series
South                                     Executive Officer,      Fund, Inc.,
Minneapolis, MN                           CenexHarvestStates      11 of The
Age 64                                    (farm supply and        Lutheran
                                          marketing and food      Brotherhood
                                          business)               Family of
                                                                  Funds
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
Richard L. Gady         Director since    Retired; previously     14 of the     Director,
625 Fourth Avenue       February 2004     Vice President,         LB Series     International
South                                     Public Affairs and      Fund, Inc.,   Agricultural
Minneapolis, MN                           Chief Economist,        20 of The     Marketing
Age 60                                    Conagra, Inc.           AAL Mutual    Association
                                          (agribusiness)          Funds, 14
                                                                  of the AAL
                                                                  Variable
                                                                  Product
                                                                  Series
                                                                  Fund, Inc.
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
Jodi L. Harpstead       Director since    On sabbatical;          14 of the     Director, Delta
625 Fourth Avenue       1998              previously Vice         LB Series     Dental Plan of
South                                     President & General     Fund, Inc.,   Minnesota
Minneapolis, MN                           Manager, Cardiac        11 of The
Age 46                                    Surgery Technologies    Lutheran
                                          for Medtronic, Inc.     Brotherhood
                                          (medical products and   Family of
                                          technologies            Funds
                                          business)
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
Connie M. Levi          Director since    Retired                 14 of the     Director,
625 Fourth Avenue       October 1993                              LB Series     Norstan, Inc.
South                                                             Fund, Inc.,
Minneapolis, MN                                                   11 of The
Age 64                                                            Lutheran
                                                                  Brotherhood
                                                                  Family of
                                                                  Funds
----------------------- ----------------- ----------------------- ------------- -------------------
----------------------- ----------------- ----------------------- ------------- -------------------
Edward W. Smeds         Director since    Retired                 14 of the     Chairman,
625 Fourth Avenue       February 2004                             LB Series     Carthage College
South                                                             Fund, Inc.,
Minneapolis, MN                                                   20 of The
Age 67                                                            AAL Mutual
                                                                  Funds, 14
                                                                  of the AAL
                                                                  Variable
                                                                  Product
                                                                  Series
                                                                  Fund, Inc.
----------------------- ----------------- ----------------------- ------------- -------------------

OFFICERS
---------------------------- ----------------------- ------------------------------------------------
                             Position with the
                             Fund, and Length of
Name, Address and Age        Service(2)              Principal Occupation During the Past 5 Years
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Pamela J. Moret              President since 2002;   Executive Vice President, Marketing and
625 Fourth Avenue South      Director since 2004     Products, Thrivent Financial  since 2002;
Minneapolis, MN                                      Senior Vice President, Products, American
Age 47                                               Express Financial Advisors from 2000 to 2001;
                                                     Vice President, Variable Assets, American
                                                     Express Financial Advisors from 1996 to 2000
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Charles D. Gariboldi         Treasurer and           Vice President, Investment Accounting,
625 Fourth Avenue South      Principal Accounting    Thrivent Financial for Lutherans since 2002;
Minneapolis, MN              Officer since 2002      Head of Investment Accounting, Aid Association
Age 43                                               for Lutherans from 1999 to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Russell W. Swansen           Chief Investment        Chief Investment Officer, Investments,
625 Fourth Avenue South      Officer since 2004      Thrivent Financial for Lutherans since 2004,
Minneapolis, MN                                      Managing Director of Colonnade Advisors, LLC
Age 46                                               from 2001 to 2003, President and Chief
                                                     Investment Officer of PPM American from 1990
                                                     to 2000
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Karl  D. Anderson            Vice President since    Vice President of Investment Product Solutions
625 Fourth Avenue South      2003                    Management, Thrivent Financial for Lutherans
Minneapolis, MN                                      since 2002; Vice President and Actuary, Aid
Age  42                                              Association for Lutherans from 1997 to 2002
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Frederick P. Johnson         Vice President since    Vice President, Investment Operations,
625 Fourth Avenue South      1998                    Thrivent Financial for Lutherans since 2002;
Minneapolis, MN                                      Vice President, Investment Operations,
Age 41                                               Lutheran Brotherhood in 2001; Assistant Vice
                                                     President, Investment Operations, Lutheran
                                                     Brotherhood from 1994 to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Thomas R. Mischka            Vice President and      Vice President of Divisional Support Services,
625 Fourth Avenue South      Anti-Money Laundering   Thrivent Financial for Lutherans since 2003;
Minneapolis, MN              Officer since 2003      Vice President of Marketing from 1997 to 2003,
Age 44                                               Aid Association for Lutherans
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Marnie L. Loomans-Thuecks    Vice President  since   Vice President, Customer Interaction
625 Fourth Avenue South      2004                    Department, Thrivent Financial for Lutherans
Minneapolis, MN                                      since 1999
Age 40
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Brett L. Agnew               Assistant Secretary     Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2003              Lutherans since 2002; Counsel, Aid Association
Minneapolis, MN                                      for Lutherans from 2001 to 2002; Consultant
Age 33                                               Principal Financial Group from 1998 to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
John C. Bjork                Assistant Secretary     Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2004;             Lutherans since 2002; Counsel, Lutheran
Minneapolis, MN                                      Brotherhood from 1987 to 2001
Age 50
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
James E. Nelson              Secretary since 2004    Vice President, Securities Law, Thrivent
625 Fourth Avenue South                              Financial for Lutherans since 2002; Head of
Minneapolis, MN                                      Securities Law, Lutheran Brotherhood from 2001
Age 43                                               to 2002;  Counsel and head of Insurance
                                                     Practice Group, Law Division of ING ReliaStar
                                                     (formerly ReliaStar Financial Corp.) from 1998
                                                     to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Marlene J. Nogle             Assistant Secretary     Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2000              Lutherans since 2002; Senior Counsel and
Minneapolis, MN                                      Assistant Vice President, Lutheran Brotherhood
Age 55                                               from 1991 to 2002
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Todd J. Kelly                Assistant Treasurer     Director Accounting Operations, Thrivent
222 West College Avenue      since 2002              Financial for Lutherans since 2002; Manager,
Appleton, WI                                         Mutual Fund Accounting, Aid Association for
Age 33                                               Lutherans from 1996 to 2002
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Gerard V. Vaillancourt       Assistant Treasurer     Director of Fund Accounting Administration,
625 Fourth Avenue South      since 2002              Thrivent Financial for Lutherans since 2002;
Minneapolis, MN                                      Manager-Portfolio Compliance, Lutheran
Age 35                                               Brotherhood from 2001 to 2002; Manager-Fund
                                                     Accounting, Minnesota Life form 2000 to 2001;
                                                     Supervisor-Securities Accounting, Lutheran
                                                     Brotherhood from 1998 to 2000
---------------------------- ----------------------- ------------------------------------------------
(1)  "Interested  person" of the Fund as defined in the  Investment  Company Act of 1940 by virtue of positions  with  Thrivent  Financial  for  Lutherans.  Ms. Moret is  considered  an  interested person because of her principal occupation with Thrivent Financial

(2) Each  Director  serves an  indefinite  term until his or her  successor  is duly  elected  and qualified.  The bylaws of the Fund provide that each  Director  must retire at the end of the year in which the Director  attains age 70.  Officers  serve at the discretion of the board until their successors are duly appointed and qualified.

(3)The  Directors other than Ms. Moret are not  "interested  persons" of the Fund and are referred to as "Independent Directors."

                               Committees Of The Board Of Directors

Each  Independent  Director  serves as a member of each  Committee.  The  responsibilities  of the
Committees are described below.

Audit  Committee.  Ms.  Levi  serves as Chair.  The 1940 Act  requires  that a fund's  independent auditors be selected by a majority of those  Directors who are  Independent  Directors.  The Audit
Committee is  responsible  for  approving the  engagement  or retention of the Fund's  independent accountants,  reviewing with the independent  accountants the plan and the results of the auditing engagement,  approving professional services provided by the independent  accountants prior to the performance of such services,  approving audit and non-audit fees,  reviewing the  independence of the independent  accountants,  and reviewing the system of internal accounting control.  The Audit
Committee of the Board of Directors  held two meetings  during the fiscal year ended  December 31,
2002.

Contracts  Committee.  Mr.  Eggerding  serves  as  Chair.  The  Contracts  Committee  assists  the
Board of Directors in fulfilling its duties to review and approve  contracts  between the Fund and other  entities,  including  entering  into new  contracts and renewing  existing  contracts.  The
Contracts Committee considers investment advisory,  distribution,  transfer agency, administrative service  and  custodial  contracts,  and such  other  contracts  as the Board of  Directors  deems necessary  or  appropriate  for the  continuation  of  operations  of  each  Fund.  The  Contracts
Committee held two meetings during the fiscal year ended December 31, 2002.

Governance  Committee.  Mr. Estenson  serves as the Chair.  The Governance  Committee  assists the
Board of  Directors  in  fulfilling  its  duties  with  respect  to the  governance  of the  Fund, including  recommendations  regarding  evaluation of the Board of Directors,  compensation  of the
Directors  and  composition  of  the  committees  and  the  Board's  membership.   The  Governance
Committee makes recommendations  regarding  nominations for Directors,  and will consider nominees suggested  by  shareholders  to  the  attention  of the  President  of the  Fund.  The  Governance
Committee held two meetings during the fiscal year ended December 31, 2002.

                           Beneficial Interest In The Fund By Directors

The following  tables  provide  information  as of December 31, 2002 regarding the dollar range of beneficial  ownership by each Director in each series of the Fund.  In addition,  the amount shown in the last column reflects the aggregate  amount of each Director's  beneficial  ownership in all registered  investment  companies within the investment  company complex which are overseen by the
Director.

INTERESTED DIRECTORS
--------------------- ------------------------------------------------------- -----------------------
                                                                                 Aggregate Dollar
                                                                               Range of Beneficial
                                                                                 Ownership in All
                                                                              Registered Investment
                                                                              Companies Overseen by
                                                                               the Director in the
                               Dollar Range of Beneficial Ownership             Investment Company
Name of Director                    in Each Series of the Fund                       Complex
--------------------- ------------------------------------------------------- -----------------------
--------------------- ------------------------------------------------------- -----------------------
John O. Gilbert       Small Cap Growth Portfolio                       None       Over $100,000
                      Opportunity Growth Portfolio                     None
                      Mid Cap Select Growth Portfolio                  None
                      Mid Cap Growth Portfolio                         None
                      World Growth Portfolio                           None
                      All Cap Portfolio                                None
                      Growth Portfolio                                 None
                      Investors Growth Portfolio                       None
                      Growth Stock Portfolio                           None
                      Value Portfolio                                  None
                      High Yield Portfolio                             None
                      Income Portfolio                                 None
                      Limited Maturity Bond Portfolio                  None
                      Money Market Portfolio                           None
--------------------- ------------------------------------------------------- -----------------------

INDEPENDENT DIRECTORS
----------------------- ------------------------------------------------------- ---------------------
                                                                                  Aggregate Dollar
                                                                                Range of Beneficial
                                                                                  Ownership in All
                                                                                     Registered
                                                                                     Investment
                                                                                 Companies Overseen
                                                                                 by the Director in
                                 Dollar Range of Beneficial Ownership              the Investment
   Name of Director                   in Each Series of the Fund                  Company Complex
----------------------- ------------------------------------------------------- ---------------------
----------------------- ------------------------------------------------------- ---------------------
Herbert F. Eggerding,   Small Cap Growth Portfolio                     None        Over $100,000
Jr.                     Opportunity Growth Portfolio                   None
                        Mid Cap Select Growth Portfolio                None
                        Mid Cap Growth Portfolio                 $1-$10,000
                        World Growth Portfolio                         None
                        All Cap Portfolio                              None
                        Growth Portfolio                    $10,001-$50,000
                        Investors Growth Portfolio                     None
                        Growth Stock Portfolio                         None
                        Value Portfolio                                None
                        High Yield Portfolio                $10,001-$50,000
                        Income Portfolio                               None
                        Limited Maturity Bond Portfolio                None
                        Money Market Portfolio                         None
----------------------- ------------------------------------------------------- ---------------------
----------------------- ------------------------------------------------------- ---------------------
Noel K. Estenson        Small Cap Growth Portfolio                     None        Over $100,000
                        Opportunity Growth Portfolio                   None
                        Mid Cap Select Growth Portfolio                None
                        Mid Cap Growth Portfolio                       None
                        World Growth Portfolio                         None
                        All Cap Portfolio                              None
                        Growth Portfolio                      Over $100,000
                        Investors Growth Portfolio                     None
                        Growth Stock Portfolio                         None
                        Value Portfolio                                None
                        High Yield Portfolio                           None
                        Income Portfolio                               None
                        Limited Maturity Bond Portfolio                None
                        Money Market Portfolio                         None
----------------------- ------------------------------------------------------- ---------------------
---------------------- ------------------------------------------------------- ----------------------
Jodi L. Harpstead      Small Cap Growth Portfolio                      None      $50,001-$100,000
                       Opportunity Growth Portfolio                    None
                       Mid Cap Select Growth Portfolio                 None
                       Mid Cap Growth Portfolio                        None
                       World Growth Portfolio                          None
                       All Cap Portfolio                               None
                       Growth Portfolio                                None
                       Investors Growth Portfolio                      None
                       Growth Stock Portfolio                          None
                       Value Portfolio                                 None
                       High Yield Portfolio                            None
                       Income Portfolio                                None
                       Limited Maturity Bond Portfolio                 None
                       Money Market Portfolio                          None
---------------------- ------------------------------------------------------- ----------------------
---------------------- ------------------------------------------------------- ----------------------
Connie M. Levi         Small Cap Growth Portfolio                      None      $50,001-$100,000
                       Opportunity Growth Portfolio                    None
                       Mid Cap Select Growth Portfolio                 None
                       Mid Cap Growth Portfolio                        None
                       World Growth Portfolio                          None
                       All Cap Portfolio                               None
                       Growth Portfolio                   $50,001- $100,000
                       Investors Growth Portfolio                      None
                       Growth Stock Portfolio                          None
                       Value Portfolio                                 None
                       High Yield Portfolio                            None
                       Income Portfolio                                None
                       Limited Maturity Bond Portfolio                 None
                       Money Market Portfolio                          None
---------------------- ------------------------------------------------------- ----------------------

                              Compensation Of Directors And Officers

The Fund makes no  payments  to any of its  officers  for  services  performed  for the Fund.  The
Directors  who are not  interested  persons  receive an annual  compensation  of $45,000 to attend meetings of the Boards of Directors and Trustees of the Fund and The Lutheran  Brotherhood  Family
of Funds.  A designated  committee  chairperson  or "lead"  Director is  compensated an additional
$2,500 per year for each such position.

Directors who are not  interested  persons of the Fund are reimbursed by the Fund for any expenses they may incur by reason of attending  Board  meetings or in connection  with other  services they may perform in connection  with their duties as Directors of the Fund.  The  Directors  receive no pension or retirement benefits in connection with their service to the Fund.

For the fiscal year ended  December 31, 2002,  the  Directors of the Fund  received the  following amounts  of  compensation  either  directly  or in the  form  of  payments  made  into a  deferred compensation plan:

------------------------------------ ------------------------- --------------------------
         Name and Position            Aggregate Compensation    Total Compensation Paid
             of Person                      From Fund          by Fund and Fund Complex(1)
------------------------------------ ------------------------- --------------------------
------------------------------------ ------------------------- --------------------------
John O. Gilbert (2)                  $0                        $0
Chairman and Director
------------------------------------ ------------------------- --------------------------
------------------------------------ ------------------------- --------------------------
Herbert F. Eggerding, Jr.            $23,275                   $50,500
Director
------------------------------------ ------------------------- --------------------------
------------------------------------ ------------------------- --------------------------
Noel K. Estenson                     $22,432(3)                $48,000
Director
------------------------------------ ------------------------- --------------------------
------------------------------------ ------------------------- --------------------------
Jodi L. Harpstead                    $21,589                   $45,500
Director
------------------------------------ ------------------------- --------------------------
------------------------------------ ------------------------- --------------------------
Connie M. Levi                       $22,432                   $48,000
Director
------------------------------------ ------------------------- --------------------------

(1) The "Fund  Complex"  includes the 11 series of The Lutheran  Brotherhood  Family of Funds and the
    27 portfolios of LB Series Fund,  Inc.,  20 of The AAL Mutual  Funds.  and 14 of the AAL Variable
    Product Series Fund, Inc.
(2) Interested person" of the Fund as defined in the Investment Company Act of 1940.
(3) Mr.  Estenson  elected to receive a portion of his  compensation  as deferred  compensation.  The total amount of deferred compensation payable to Mr. Estenson as of December 31, 2002, was $0.

                                          Code Of Ethics

The Fund,  Thrivent  Financial and the subadvisers  have each adopted a code of ethics pursuant to the  requirements  of the 1940 Act.  Under the codes of ethics,  personnel  are only  permitted to engage in personal  securities  transactions  in accordance  with certain  conditions  relating to such person's position, the identity of the security,  the timing of the transaction,  and similar factors.  Transactions  in  securities  that may be held by the Funds are  permitted,  subject  to compliance with applicable  provisions of their  respective  code of ethics.  Personal  securities transactions  must be reported  quarterly and broker  confirmations of such  transactions  must be provided for review.

                                      Proxy Voting Policies

        The Fund has adopted the proxy voting  policies of Thrivent  Financial  for  Lutherans and
Thrivent  Investment  Management,  Inc.  Those  policies,  and the proxy  voting  policies  of its subadvisers, are described below.

                               THRIVENT FINANCIAL FOR LUTHERANS AND
                               THRIVENT INVESTMENT MANAGEMENT INC.
                            PROXY VOTING PROCESS AND POLICIES SUMMARY

>>      RESPONSIBILITY TO VOTE PROXIES

Overview.  Thrivent  Financial for Lutherans and Thrivent  Investment  Management Inc.  ("Thrivent
Financial")  recognize and adhere to the principle  that one of the  privileges of owning stock in a  company  is the  right  to vote in the  election  of the  company's  directors  and on  matters affecting certain  important aspects of the company's  structure and operations that are submitted to  shareholder  vote. As an investment  adviser with a fiduciary  responsibility  to its clients,
Thrivent  Financial  analyzes  the  proxy  statements  of  issuers  whose  stock  is  owned by the investment  companies which it sponsors and serves as investment  adviser  ("Thrivent  Funds") and by  institutional  accounts who have  requested  that Thrivent  Financial be involved in the proxy process.

Thrivent  Financial has adopted Proxy Voting Policies and Procedures  ("Policies and  Procedures")
for the purpose of  establishing  formal  policies and procedures  for performing and  documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary  Considerations.  It is the policy of Thrivent  Financial that decisions with respect to proxy issues will be made in light of the anticipated  impact of the issue on the  desirability of investing  in the  portfolio  company  from the  viewpoint  of the  particular  client or Thrivent
Fund.  Proxies are voted solely in the  interests of the client,  Thrivent Fund  shareholders  or, where  employee  benefit  plan assets are  involved,  in the  interests of plan  participants  and beneficiaries.  Our intent has always been to vote proxies,  where  possible to do so, in a manner consistent with our fiduciary  obligations and  responsibilities.  Logistics  involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration  Given Management  Recommendations.  One of the primary factors  Thrivent  Financial considers when  determining the  desirability of investing in a particular  company is the quality and depth of its  management.  The Policies and Procedures  were  developed  with the  recognition that a company's  management is entrusted with the day-to-day  operations of the company,  as well as its  long-term  direction  and  strategic  planning,  subject to the oversight of the company's
board  of  directors.   Accordingly,  Thrivent  Financial  believes  that  the  recommendation  of management  on most  issues  should be given  weight in  determining  how proxy  issues  should be voted.  However,  the position of the company's  management will not be supported in any situation where it is found to be not in the best  interests of the client,  and the  portfolio  manager may always elect to vote contrary to management  when he or she believes a particular  proxy  proposal may adversely affect the investment merits of owning stock in a portfolio company.

>>      ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio  Compliance  and Valuation  Committee.  Thrivent  Financial's  Portfolio  Compliance and
Valuation  Committee  ("Compliance  Committee") is  responsible  for  establishing  positions with respect  to  corporate  governance  and other  proxy  issues,  including  those  involving  social responsibility  issues.  While the  Compliance  Committee  sets voting  guidelines and serves as a resource for Thrivent  Financial  portfolio  management,  it does not have proxy voting  authority for any Thrivent Fund or institutional  account.  Rather,  this responsibility is held by Thrivent
Financial portfolio management and investment operations.

Investment  Operations.  The Investment Operations Staff ("Investment  Operations") is responsible for  administering  the proxy voting process as set forth in the Policies and Procedures,  and for ensuring  that all meeting  notices are  reviewed  and  important  non-routine  proxy  matters are communicated to the portfolio managers for consideration.

>>      HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting  process,  Thrivent  Financial has retained  Institutional
Shareholder  Services ("ISS") as an expert in the proxy voting and corporate  governance area. ISS specializes in providing a variety of  fiduciary-level  proxy advisory and voting services.  These services  include  in-depth  research,  analysis,  and  voting  recommendations  as  well  as vote execution,  reporting,  auditing  and  consulting  assistance  for the  handling  of proxy  voting responsibility and corporate  governance-related  efforts.  While the Compliance  Committee relies upon ISS  research  in  helping  to  establish  Thrivent  Finanicial's  proxy  voting  guidelines,
Thrivent  Financial  may deviate from ISS  recommendations  on general  policy  issues or specific proxy proposals.

Meeting Notification

Thrivent  Financial  utilizes  ISS' voting  agent  services  to notify us of upcoming  shareholder meetings for  portfolio  companies  held in client  accounts and to transmit  votes to the various custodian banks of our clients.  ISS tracks and reconciles  Thrivent  Financial  holdings  against incoming  proxy  ballots.  If  ballots  do  not  arrive  on  time,  ISS  procures  them  from  the appropriate  custodian  or proxy  distribution  agent.  Meeting  and record  date  information  is updated daily, and transmitted to Thrivent Financial through both  ProxyMaster.com  and VoteX, ISS web-based  applications.  ISS is also  responsible for maintaining  copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS  provides  comprehensive  summaries  of proxy  proposals,  publications  discussing  key proxy voting issues,  and specific vote  recommendations  regarding  portfolio company proxies to assist in the proxy  research  process.  Upon request,  portfolio  managers may receive any or all of the above-mentioned  research  materials  to  assist  in the vote  determination  process.  The  final authority  and  responsibility  for  proxy  voting  decisions  remains  with  Thrivent  Financial.
Decisions with respect to proxy matters are made primarily in light of the  anticipated  impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio  managers may decide to vote their  proxies  inconsistently  with  Thrivent  Financial's policies  as set by the  Compliance  Committee  and  instruct  Investment  Operations  to vote all proxies  accordingly.  Portfolio  managers  who vote  their  proxies  inconsistent  with  Thrivent
Financial's  guidelines  are  required  to  document  the  rationale  for their  vote.  Investment
Operations is  responsible  for  maintaining  this  documentation  and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

Specific  voting   guidelines   have  been  adopted  by  the  Compliance   Committee  for  routine
anti-takeover,  executive  compensation  and  corporate  governance  proposals,  as well as  other common  shareholder  proposals,  and are available to shareholders upon request.  The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition  Issues - Thrivent  Financial believes boards are expected to have a majority of directors  independent  of  management.  The  independent  directors are expected to organize much of the board's  work,  even if the chief  executive  officer also serves as chairman of the board. Key committees (audit,  compensation,  and  nominating/corporate  governance) of the board are  expected to be entirely  independent  of  management.  It is expected  that boards will
engage  in  critical   self-evaluation  of  themselves  and  of  individual  members.   Individual
directors,  in turn, are expected to devote significant  amounts of time to their duties, to limit the number of directorships  they accept,  and to own a meaningful amount of stock in companies on whose boards they serve. As such,  Thrivent Financial  withholds votes for directors who miss more than  one-fourth of the scheduled  board meetings.  Thrivent  Financial  votes against  management efforts  to stagger  board  member  terms  because a  staggered  board may act as a  deterrent  to takeover  proposals.  For the same reasons,  Thrivent  Financial  votes for proposals that seek to fix the size of the board.

Executive and Director  Compensation - Non-salary  compensation  remains one of the most sensitive and visible  corporate  governance  issues.  Although  shareholders have little say about how much the CEO is paid in salary and bonus,  they do have a major  voice in  approving  stock  option and incentive plans.  Stock option plans transfer  significant  amounts of wealth from shareholders to employees,  and in particular to executives and directors.  Rightly,  the cost of these plans must be in line with the  anticipated  benefits to  shareholders.  Clearly,  reasonable  limits must be set on dilution as well as  administrative  authority.  In addition,  shareholders  must  consider the  necessity  of the  various pay  programs  and examine  the  appropriateness  of award  types.
Consequently,  the pros  and  cons of  these  proposals  necessitate  a  case-by-case  evaluation.
Generally,  Thrivent  Financial  opposes  compensation  packages  that  provide  what  we  view as excessive  awards to a few senior  executives or that contain  excessively  dilutive  stock option grants based on a number of criteria such as the costs  associated  with the plan,  plan features, and dilution to shareholders.

Ratification  of  Auditors - Annual  election  of the outside  accountants  is standard  practice.
While it is  recognized  that the company is in the best  position to evaluate the  competence  of the outside  accountants,  we believe that outside  accountants  must ultimately be accountable to shareholders.  Given  the  rash of  accounting  irregularities  that  were not  detected  by audit panels  or  auditors,  shareholder  ratification  is  an  essential  step  in  restoring  investor confidence.  In line with  this,  Thrivent  Financial  votes  for  proposals  to ratify  auditors, unless an auditor has a financial  interest in or association  with the company,  and is therefore not  independent;  or there is reason to believe  that the  independent  auditor  has  rendered an opinion that is neither accurate nor indicative of the company's financial position.

Mergers and  Acquisitions,  Anti-Takeover  and Corporate  Governance  Issues - Thrivent  Financial
votes on mergers and  acquisitions  on a  case-by-case  basis,  taking the following into account:
anticipated  financial and operating  benefits;  offer price (cost vs. premium);  prospects of the combined companies; how the deal was negotiated;  the opinion of the financial advisor;  potential conflicts of interest between management's interests and shareholders'  interests;  and changes in corporate  governance  and their  impact  on  shareholder  rights.  Thrivent  Financial  generally opposes  anti-takeover  measures since they adversely impact shareholder  rights.  Also,  Thrivent
Financial will consider the dilutive impact to shareholders  and the effect on shareholder  rights when voting on corporate governance proposals.

Social,  Environmental  and  Corporate  Responsibility  Issues - In  addition to moral and ethical considerations  intrinsic  to  many  of  these  proposals,  Thrivent  Financial  recognizes  their potential  for impact on the economic  performance  of the company.  Thrivent  Financial  balances these  considerations  carefully.  On  proposals  which are  primarily  social,  moral or ethical,
Thrivent  Financial  believes it is impossible to vote in a manner that would  accurately  reflect the views of the  beneficial  owners of the  portfolios  that it manages.  As such, on these items
Thrivent  Financial  abstains.  When  voting on matters  with  apparent  economic  or  operational impacts on the company,  Thrivent  Financial  realizes  that the precise  economic  effect of such proposals is often unclear.  Where this is the case,  Thrivent  Financial  relies on  management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined,  Investment  Operations enters votes  electronically into ISS's
ProxyMaster  or VoteX  system.  ISS then  transmits  the  votes to the proxy  agents or  custodian banks and sends  electronic  confirmation  to Thrivent  Financial  indicating  that the votes were successfully transmitted.

On a periodic basis,  Investment  Operations  queries the ProxyMaster or VoteX system to determine newly announced  meetings and meetings not yet voted. When the date of the  stockholders'  meeting is approaching,  Investment  Operations contacts the applicable  portfolio manager if the vote for a  particular  client or  Thrivent  Fund has not yet been  recorded  in the  computer  system on a non-routine proposal.

Should a portfolio manager wish to change a vote already  submitted,  the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

The  Compliance  Committee is also  responsible  for monitoring  and resolving  possible  material conflicts  between the  interests of Thrivent  Financial  and those of its clients with respect to proxy voting.

Application of the Thrivent  Financial  guidelines to vote client proxies should in most instances
adequately   address  any  possible   conflicts  of  interest  since  our  voting  guidelines  are pre-determined by the Compliance  Committee using  recommendations  from ISS, an independent third party.

However, for proxy votes inconsistent with Thrivent Financial  guidelines,  Investment  Operations reviews  all such  proxy  votes in order to  determine  whether  the  portfolio  manager's  voting rationale  appears  reasonable.  Issues  raising  possible  conflicts  of interest are referred by
Investment  Operations  to the  Compliance  Committee  for immediate  resolution.  The  Compliance
Committee then assesses whether any business or other  relationships  between  Thrivent  Financial and a portfolio company could have influenced an inconsistent vote on that company's proxy.

REPORTING AND RECORD RETENTION

Proxy  statements  received from issuers  (other than those which are available on the SEC's EDGAR database)  are kept by ISS in its  capacity  as  voting  agent  and are  available  upon  request.
Thrivent  Financial  retains  proxy  solicitation  materials,  memoranda  regarding  votes cast in opposition  to  the  position  of a  company's  management,  and  documentation  on  shares  voted differently than the Thrivent  Financial  voting  guidelines.  In addition,  any document which is material to a proxy voting decision such as the Thrivent Financial voting  guidelines,  Compliance
Committee  meeting  materials,  and other internal  research  relating to voting decisions will be kept.  All proxy voting materials and supporting documentation are retained for six years.

Vote  Summary  Reports  will be  generated  for each  Thrivent  Fund.  The  report  specifies  the company,  ticker,  cusip,  meeting dates, proxy proposals,  and votes which have been cast for the
Thrivent  Fund during the period,  the  position  taken with respect to each issue and whether the fund voted  with or  against  company  management.  Reports  normally  cover  quarterly  or annual periods.

                            PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
                               Proxy Voting Policies and Procedures

The  following  are general  proxy voting  policies and  procedures  ("Policies  and  Procedures")
adopted  by  Pacific  Investment   Management   Company  LLC  ("PIMCO"),   an  investment  adviser
registered under the Investment  Advisers Act of 1940, as amended  ("Advisers Act").  PIMCO serves as the investment adviser to investment  companies  registered under the Investment Company Act of
1940, as amended ("1940 Act") as well as separate investment accounts for other clients./1/  These
Policies and Procedures are adopted to ensure  compliance  with Rule 206(4)-6 of the Advisers Act, other  applicable  fiduciary  obligations of PIMCO and the applicable rules and regulations of the
Securities  and  Exchange  Commission  ("SEC")  and  interpretations  of  its  staff.  PIMCO  will implement  these  Policies and  Procedures  for each of its  respective  clients as required under applicable  law,  unless  expressly  directed  by a client in writing to refrain  from voting that client's  proxies.  PIMCO's  authority to vote proxies on behalf of its clients is  established by its  advisory  contracts,  comparable  documents  or by an  overall  delegation  of  discretionary authority  over its  client's  assets.  These  Policies  and  Procedures  also apply to any voting rights  and/or  consent  rights  of  PIMCO,  on  behalf  of its  clients,  with  respect  to  debt
securities,  including  but  not  limited  to,  plans  of  reorganization.   In  addition  to  SEC
requirements  governing  advisers,  PIMCO's  Policies  and  Procedures  reflect the  long-standing fiduciary standards and  responsibilities  for ERISA accounts set out in the Department of Labor's rules and regulations./2/

--------
/1/  These  Policies and  Procedures  address  proxy voting  considerations  under U.S. law and regulation and do not address the laws or requirements of other jurisdictions.
/2/  Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Set forth below are  PIMCO's  Policies  and  Procedures  with  respect to voting  shares  owned by advisory  clients  over  which  PIMCO has  discretionary  voting  authority.  These  Policies  and
Procedures may be revised from time to time.

General Statements of Policy

These  Policies and Procedures are designed and  implemented  in a manner  reasonably  expected to ensure that proxy matters are conducted in the best  interests of PIMCO's  clients.  Each proxy is voted on a case-by-case  basis taking into consideration any relevant  contractual  obligations as well as other  relevant facts and  circumstances.  Proxies may also be voted with the objective of fostering  good  corporate  governance  practices,  including  the fair  and  equal  treatment  of shareholders  together  with the  reasonable  disclosure  to  shareholders  of  company  policies, activities and returns.

PIMCO may abstain  from  voting a client  proxy under the  following  circumstances:  (1) when the
economic  effect  on   shareholders'   interests  or  the  value  of  the  portfolio   holding  is
indeterminable  or  insignificant;  or (2) when the  cost of  voting  the  proxies  outweighs  the benefits.

Conflicts of Interest

PIMCO seeks to resolve any  material  conflicts  of interest in the best  interest of its clients.
If a material  conflict of interest should arise,  PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

        1. convening an ad-hoc committee to assess and resolve the conflict;
        2. voting in accordance  with the  instructions/consent  of a client after  providing notice of and disclosing to that client the conflict;
        3. voting  the  proxy  in  accordance  with  the  recommendation  of  an  independent third-party service provider;
        4. suggesting  that the client  engage  another  party to  determine  how the proxies should be voted;
        5. delegating the vote to an independent third-party service provider;
        6. voting in  accordance  with these  Policies and  Procedures  if such vote involves little discretion or no discretion; or
        7. voting in good faith in the best interests of a client.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent  required by applicable  law or otherwise  approved by PIMCO,  PIMCO will not disclose  to third  parties  how it voted a proxy on  behalf of a client.  However,  upon  request from an  appropriately  authorized  individual,  PIMCO will  disclose to its clients or the entity delegating  the  voting  authority  to PIMCO  for such  clients  (e.g.,  trustees  or  consultants retained by the client),  how PIMCO voted such client's  proxy.  In addition,  PIMCO  provides its clients with a copy of these  Policies and  Procedures or a concise  summary of these Policies and
Procedures:  (i) in Part II of Form ADV;  (ii)  together  with a periodic  account  statement in a separate  mailing;  or (iii) any other  means as  determined  by PIMCO.  The  summary  states that these  Policies and Procedures  are available  upon request and informs  clients that  information about how PIMCO voted that client's proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent  maintains  proxy voting  records as required by Rule  204-2(c) of the Advisers
Act. These records  include:  (1) a copy of all proxy voting  policies and  procedures;  (2) proxy statements  received  regarding client  securities (which may be satisfied by relying on obtaining a copy of a proxy  statement from the SEC's  Electronic Data  Gathering,  Analysis,  and Retrieval
(EDGAR)  system or a third  party  provided  that the third  party  undertakes  to  provide a copy promptly  upon  request);  (3) a record of each  vote  cast by PIMCO on behalf of a client;  (4) a copy of any  document  created by PIMCO  that was  material  to making a  decision  on how to vote proxies on behalf of a client or that  memorializes  the basis for that  decision;  and (5) a copy of each written  client  request for proxy voting  records and any written  response from PIMCO to any  (written  or  oral)  client  request  for such  records.  Additionally,  PIMCO  or its  agent maintains any documentation related to an identified material conflict of interest.

Proxy  voting  books and  records  are  maintained  by PIMCO or its agent in an easily  accessible place for a period of five years from the end of the fiscal year  during  which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO's proxy voting  procedures are described  below.  PIMCO's  Compliance Group will provide for the  supervision  and  periodic  review,  no less than on a quarterly  basis,  of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager  Solutions,  LLC ("IMS West") to
perform  portfolio  accounting,  securities  processing  and  settlement  processing  on behalf of
PIMCO,  certain of the following  procedures  involves IMS West administering and facilitating the proxy voting  process.  IMS West will review and monitor the proxy  voting  process to ensure that proxies are voted on a timely basis.

        1. Transmit  Proxy to PIMCO.  IMS West will  forward to PIMCO's  Middle  Office Group each proxy  received from  registered  owners of record (e.g.,  custodian  bank or other third party service providers).

        2. Conflicts  of  Interest.  PIMCO's  Middle  Office  Group will review each proxy to determine  whether  there  may  be a  material  conflict  between  PIMCO  and  its client.  As part of this review,  the group will  determine  whether the issuer of the security or  proponent  of the  proposal is a client of PIMCO.  If no conflict exists,  this group will forward each proxy to the appropriate  portfolio  manager for  consideration.  However,  if a conflict  does exist,  PIMCO's  Middle  Office
           Group will seek to resolve any such  conflict in  accordance  with these  Policies and Procedures.

        3. Vote. The portfolio  manager will review the  information,  will vote the proxy in accordance  with these  Policies and Procedures and will return the voted proxy to
           PIMCO's Middle Office Group.

        4. Review.  PIMCO's  Middle  Office  Group will review each proxy that was  submitted to and  completed by the  appropriate  portfolio  manager.  PIMCO's  Middle Office
           Group will forward the voted proxy back to IMS West with the  portfolio  manager's decision.

        5. Transmittal  to Third  Parties.  IMS West will  document the  portfolio  manager's decision  for each proxy  received  from PIMCO's  Middle  Office Group in a format designated  by the  custodian  bank or other third  party  service  provider.  IMS
           West will maintain a log of all corporate actions,  including proxy voting,  which indicates,  among other  things,  the date the notice was received  and  verified,
           PIMCO's  response,  the  date and time the  custodian  bank or other  third  party service provider was notified, the expiration date and any action taken.

Categories of Proxy Voting Issues

In general,  PIMCO reviews and considers corporate  governance issues related to proxy matters and generally  supports  proposals that foster good corporate  governance  practices.  PIMCO considers each  proposal  on a  case-by-case  basis,  taking  into  consideration  various  factors  and all relevant facts and  circumstances  at the time of the vote.  PIMCO may vote proxies as recommended by  management  on routine  matters  related  to the  operation  of the issuer and on matters  not expected to have a significant  economic impact on the issuer and/or  shareholders,  because PIMCO believes the  recommendations  by the issuer  generally are in shareholders'  best interests,  and therefore in the best economic  interest of PIMCO's  clients.  The  following is a  non-exhaustive list of issues that may be  included in proxy  materials  submitted  to clients of PIMCO,  and the factors that PIMCO may consider in determining how to vote the client's proxies.

Board of Directors

        1. Independence.  PIMCO may  consider the  following  factors when voting on director independence  issues:  (i)  majority  requirements  for the board  and the  audit, nominating,  compensation  and/or  other board  committees;  and (ii)  whether the issuer adheres to and/or is subject to legal and regulatory requirements.

        2. Director  Tenure and  Retirement.  PIMCO may consider the  following  factors when voting on limiting  the term of outside  directors:  (i) the  introduction  of new viewpoints  on the  board;  (ii) a  reasonable  retirement  age  for  the  outside directors; and (iii) the impact on the board's stability and continuity.

        3. Nominations  in Elections.  PIMCO may consider the  following  factors when voting
           on  uncontested   elections:   (i)   composition   of  the  board;   (ii)  nominee
           availability  and  attendance  at  meetings;  (iii)  any  investment  made  by the nominee in the issuer; and (iv) long-term  corporate  performance and the price of the issuer's securities.

        4. Separation  of  Chairman  and CEO  Positions.  PIMCO may  consider  the  following factors when voting on proposals  requiring  that the positions of chairman of the board and the chief  executive  officer not be filled by the same person:  (i) any potential  conflict of interest with respect to the board's  ability to review and oversee  management's  actions;  and (ii) any  potential  effect  on the  issuer's productivity and efficiency.

        5. D&O  Indemnification  and Liability  Protection.  PIMCO may consider the following
           factors   when   voting  on   proposals   that   include   director   and  officer
           indemnification  and  liability   protection:   (i)  indemnifying   directors  for
           conduct in the normal  course of business;  (ii)  limiting  liability for monetary damages for  violating the duty of care;  (iii)  expanding  coverage  beyond legal expenses to acts that  represent more serious  violations of fiduciary  obligation than  carelessness  (e.g.  negligence);  and (iv) providing  expanded  coverage in cases where a  director's  legal  defense was  unsuccessful  if the  director  was found  to have  acted in good  faith  and in a  manner  that he or she  reasonably believed was in the best interests of the company.

        6. Stock  Ownership.  PIMCO  may  consider  the  following  factors  when  voting  on proposals  on  mandatory  share  ownership  requirements  for  directors:  (i) the benefits of additional  vested  interest in the issuer's  stock;  (ii) the ability of a director  to fulfill  his  duties to the issuer  regardless  of the extent of his stock  ownership;  and (iii) the  impact of  limiting  the  number of  persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

        1. Contested  Director  Nominations.  PIMCO may consider the  following  factors when
           voting  on  proposals  for  director  nominees  in  a  contested   election:   (i)
           background and reason for the proxy contest;  (ii)  qualifications of the director nominees;  (iii) management's track record;  (iv) the issuer's long-term financial performance  within its  industry;  (v)  assessment  of what each side is offering shareholders;  (vi) the likelihood  that the proposed  objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

        2. Reimbursement for Proxy  Solicitation  Expenses.  PIMCO may consider the following factors  when  voting  on  reimbursement  for  proxy  solicitation  expenses:  (i)
           identity of the persons who will pay the expenses;  (ii)  estimated  total cost of solicitation;  (iii)  total  expenditures  to date;  (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

        3. Ability  to  Alter  the Size of the  Board by  Shareholders.  PIMCO  may  consider whether  the  proposal  seeks  to  fix  the  size  of  the  board  and/or  require shareholder approval to alter the size of the board.

        4. Ability to Remove  Directors  by  Shareholders.  PIMCO may  consider  whether  the proposal  allows  shareholders  to remove  directors  with or without cause and/or allow shareholders to elect directors and fill board vacancies.

        5. Cumulative  Voting.  PIMCO may  consider  the  following  factors  when  voting on cumulative  voting:  (i)  the  ability  of  significant  stockholders  to  elect a director  of  their  choosing;  (ii)  the  ability  of  minority  shareholders  to concentrate  their support in favor of a director(s) of their choosing;  and (iii)
           any  potential  limitation  placed  on the  director's  ability  to  work  for all shareholders.

        6. Supermajority   Shareholder   Requirements.   PIMCO  may   consider  all  relevant
           factors,  including  but not limited to limiting  the ability of  shareholders  to effect  change when voting on  supermajority  requirements  to approve an issuer's charter  or  bylaws,  or  to  approve  a  merger  or  other  significant  business combination  that would  require a level of voting  approval in excess of a simple majority.

Tender Offer Defenses

        1. Classified  Boards.  PIMCO may  consider  the  following  factors  when  voting on classified  boards:  (i)  providing  continuity  to  the  issuer;  (ii)  promoting long-term  planning  for  the  issuer;  and  (iii)  guarding  against  unsolicited takeovers.

        2. Poison  Pills.  PIMCO may  consider  the  following  factors when voting on poison
           pills:   (i)  supporting   proposals  to  require  a  shareholder  vote  on  other
           shareholder  rights  plans;  (ii)  ratifying  or  redeeming  a poison  pill in the interest of protecting the value of the issuer;  and (iii) other  alternatives  to prevent a takeover at a price clearly below the true value of the issuer.

        3. Fair Price  Provisions.  PIMCO may consider the  following  factors when voting on proposals  with  respect  to fair  price  provisions:  (i) the  vote  required  to approve  the  proposed  acquisition;  (ii) the vote  required  to repeal  the fair price  provision;  (iii)  the  mechanism  for  determining  fair  price;  and (iv)
           whether these  provisions  are bundled with other  anti-takeover  measures  (e.g., supermajority  voting  requirements)  that may entrench  management and discourage attractive tender offers.

Capital Structure

        1. Stock   Authorizations.   PIMCO  may  consider  the  following   factors  to  help
           distinguish  between legitimate  proposals to authorize  increases in common stock
           for  expansion  and  other  corporate   purchases  and  those  proposals  designed
           primarily  as an  anti-takeover  device:  (i) the  purpose  and need for the stock
           increase;   (ii)  the  percentage  increase  with  respect  to  the  authorization
           currently  in  place;   (iii)  voting  rights  of  the  stock;  and  (iv)  overall capitalization structure of the issuer.

        2. Issuance of  Preferred  Stock.  PIMCO may  consider  the  following  factors  when voting  on the  issuance  of  preferred  stock:  (i)  whether  the  new  class  of preferred stock has unspecified voting,  conversion,  dividend  distribution,  and other  rights;  (ii) whether the issuer  expressly  states that the stock will not be used as a takeover  defense or carry superior voting rights;  (iii) whether the issuer  specifies  the  voting,  dividend,  conversion,  and other  rights of such stock and the terms of the  preferred  stock appear  reasonable;  and (iv) whether the stated purpose is to raise capital or make  acquisitions  in the normal course of business.

        3. Stock  Splits.  PIMCO may  consider  the  following  factors  when voting on stock splits:  (i) the  percentage  increase in the number of shares with respect to the issuer's existing  authorized  shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

        4. Reversed  Stock Splits.  PIMCO may consider the  following  factors when voting on reverse stock splits:  (i) the  percentage  increase in the shares with respect to the issuer's  existing  authorized stock; and (ii) issues related to delisting the issuer's stock.

Executive and Director Compensation

        1. Stock  Option  Plans.  PIMCO may  consider  the  following  factors when voting on stock  option  plans:  (i) whether the stock  option  plan  expressly  permits the repricing of options;  (ii) whether the plan could result in earnings  dilution of greater  than a specified  percentage  of shares  outstanding;  (iii)  whether the plan  has an  option  exercise  price  below  the  market  price on the day of the grant;  (iv)  whether the  proposal  relates to an amendment to extend the term of options for persons  leaving the firm  voluntarily  or for cause;  and (v) whether the stock option plan has certain other embedded features.

        2. Director  Compensation.  PIMCO may consider the  following  factors when voting on director  compensation:  (i) whether  director  shares are at the same market risk as those of the  issuer's  shareholders;  and (ii) how stock  option  programs for outside directors compare with the standards of internal stock option programs.

        3. Golden and Tin  Parachutes.  PIMCO may consider the following  factors when voting on  golden  and/or  tin  parachutes:  (i)  whether  they  will  be  submitted  for shareholder  approval;  and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

        State  Takeover  Statutes.  PIMCO  may  consider  the  following  factors  when  voting on proposals  to opt out of a state  takeover  statute:  (i) the power  the  statute  vests  with the issuer's  board;  (ii) the  potential of the statute to stifle bids;  and (iii) the  potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

        1. Mergers and  Acquisitions.  PIMCO may consider the  following  factors when voting
           on  a  merger  and/or  acquisition:   (i)  anticipated   financial  and  operating
           benefits  as a result of the  merger  or  acquisition;  (ii)  offer  price;  (iii)
           prospects of the combined  companies;  (iv) how the deal was  negotiated;  and (v)
           changes in corporate  governance and the potential  impact on shareholder  rights.
           PIMCO  may also  consider  what  impact  the  merger  or  acquisition  may have on groups/organizations other than the issuer's shareholders.

        2. Corporate  Restructurings.  With  respect  to a proxy  proposal  that  includes  a spin-off,  PIMCO may consider the tax and  regulatory  advantages,  planned use of sale proceeds,  market focus, and managerial  incentives.  With respect to a proxy proposal  that  includes  an asset  sale,  PIMCO may  consider  the  impact on the balance  sheet or working  capital  and the value  received  for the  asset.  With respect to a proxy  proposal  that  includes  a  liquidation,  PIMCO may  consider management's  efforts to pursue  alternatives,  the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For  investment  companies,  PIMCO  votes,  on a  case-by-case  basis,  each  proxy  and takes all reasonable  steps to ensure  that  proxies are voted  consistent  with all  applicable  investment policies of the client and in accordance  with any resolutions or other  instructions  approved by authorized persons of the client.

        1. Election of  Directors  or Trustees.  PIMCO may  consider  the  following  factors when  voting on the  director  or trustee  nominees  of a mutual  fund:  (i) board structure,  director  independence and  qualifications,  and compensation  paid by the fund and the family of funds;  (ii)  availability  and attendance at board and committee  meetings;  (iii) investments made by the nominees in the fund; and (iv)
           the fund's performance.

        2. Converting  Closed-end  Fund to Open-end  Fund.  PIMCO may consider the  following factors  when voting on  converting  a closed-end  fund to an open-end  fund:  (i)
           past  performance  as a  closed-end  fund;  (ii)  the  market  in  which  the fund invests;  (iii)  measures taken by the board to address any discount of the fund's shares;  (iv) past  shareholder  activism;  (v) board activity;  and (vi) votes on related proposals.

        3. Proxy  Contests.  PIMCO may  consider  the  following  factors  related to a proxy contest:  (i) past  performance  of the  fund;  (ii) the  market in which the fund invests;  (iii) measures taken by the board to address past shareholder  activism;
           (iv) board activity; and (v) votes on related proposals.

        4. Investment  Advisory   Agreements.   PIMCO  may  consider  the  following  factors
           related  to  approval  of an  investment  advisory  agreement:  (i)  proposed  and current  fee  arrangements/schedules;  (ii)  fund  category/investment  objective;
           (iii)  performance  benchmarks;  (iv) share price  performance  as  compared  with peers;  and (v) the  magnitude  of any fee  increase  and the reasons for such fee increase.

        5. Policies  Established  in  Accordance  with the 1940 Act.  PIMCO may  consider the following  factors:  (i) the extent to which the  proposed  changes  fundamentally alter the investment  focus of the fund and comply with SEC  interpretation;  (ii)
           potential  competitiveness;  (iii) regulatory  developments;  and (iv) current and potential returns and risks.

        6. Changing a Fundamental  Restriction to a  Non-fundamental  Restriction.  PIMCO may consider  the  following  when  voting  on a  proposal  to  change  a  fundamental restriction  to a  non-fundamental  restriction:  (i)  reasons  given by the board and  management  for the change;  and (ii) the  projected  impact of the change on the fund's portfolio.

        7. Distribution  Agreements.  PIMCO  may  consider  the  following  when  voting on a proposal  to approve a  distribution  agreement:  (i) fees  charged to  comparably
           sized  funds  with  similar   investment   objectives;   (ii)  the   distributor's
           reputation  and past  performance;  and (iii)  competitiveness  of the fund  among other similar funds in the industry.

        8. Names Rule  Proposals.  PIMCO may consider the following  factors when voting on a proposal  to  change a fund  name,  consistent  with  Rule  35d-1 of the 1940 Act:
           (i)  whether  the fund  invests  a  minimum  of 80% of its  assets  in the type of investments  suggested  by the  proposed  name;  (ii) the  political  and economic changes in the target market; and (iii) current asset composition.

        9. Disposition  of  Assets/Termination/Liquidation.  PIMCO may consider the following when voting on a proposal to dispose of fund assets,  terminate,  or liquidate the fund:  (i)  strategies  employed  to  salvage  the  fund;  (ii)  the  fund's  past performance; and (iii) the terms of the liquidation.

        10.Changes to Charter  Documents.  PIMCO may consider the following  when voting on a proposal to change a fund's  charter  documents:  (i) degree of change  implied by the proposal;  (ii) efficiencies that could result;  (iii) state of incorporation;
           and (iv) regulatory standards and implications.

        11.Changing the Domicile of a Fund.  PIMCO may  consider  the  following  when voting on a proposal to change the domicile of a fund:  (i)  regulations  of both states;
           (ii)  required  fundamental  policies  of both  states;  and (iii)  the  increased flexibility available.

        12.Change  in  Fund's  Subclassification.  PIMCO  may  consider  the  following  when
           voting  on  a  change  in  a  fund's   subclassification   from   diversified   to
           non-diversified  or  to  permit  concentration  in  an  industry:   (i)  potential
           competitiveness;   (ii)   current   and   potential   returns;   (iii)   risk   of
           concentration; and (iv) consolidation in the target industry.

Miscellaneous Provisions

        1. Such Other  Business.  Proxy  ballots  sometimes  contain a proposal  granting the board  authority to "transact  such other business as may properly come before the meeting."  PIMCO may consider  the  following  factors when  developing a position on proxy  ballots  that  contain  a  proposal  granting  the  board  authority  to
           "transact  such other  business  as may  properly  come before the  meeting":  (i)
           whether  the board is limited in what  actions it may  legally  take  within  such authority;  and (ii) PIMCO's  responsibility to consider actions before supporting them.

        2. Equal  Access.  PIMCO may  consider  the  following  factors  when voting on equal access: (i) the opportunity for significant  company  shareholders to evaluate and propose voting  recommendations on proxy proposals and director  nominees,  and to nominate  candidates  to the board;  and (ii) the added  complexity  and burden of providing shareholders with access to proxy materials.

        3. Charitable  Contributions.  PIMCO may consider the  following  factors when voting on charitable  contributions:  (i) the  potential  benefits to  shareholders;  and
           (ii) the potential  impact on the issuer's  resources that could have been used to increase shareholder value.

        4. Special  Interest  Issues.  PIMCO may consider the  following  factors when voting on  special  interest  issues:  (i)  the  long-term  benefit  to  shareholders  of promoting  corporate  accountability  and  responsibility  on social issues;  (ii)
           management's  responsibility  with respect to special interest  issues;  (iii) any economic  costs and  restrictions  on management;  (iv) a client's  instruction to vote  proxies  in a  specific  manner  and/or  in a manner  different  from  these
           Policies  and  Procedures;  and (v) the  responsibility  to vote  proxies  for the greatest long-term shareholder value.

                                            * * * * *

                        T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates,  Inc. and T. Rowe Price International,  Inc. recognize and adhere to the principle  that one of the  privileges of owning stock in a company is the right to vote on issues submitted to  shareholder  vote-such as election of directors  and important  matters  affecting a company's  structure and operations.  As an investment adviser with a fiduciary  responsibility to its clients,  T. Rowe Price  analyzes the proxy  statements of issuers whose stock is owned by the investment  companies  that it sponsors and serves as  investment  adviser.  T. Rowe Price also is involved  in the proxy  process on behalf of its  institutional  and private  counsel  clients who have  requested  such service.  For those  private  counsel  clients who have not delegated  their voting  responsibility  but who  request  advice,  T. Rowe Price makes  recommendations  regarding proxy voting.

Proxy Administration

The T. Rowe Price Proxy Committee  develops our firm's  positions on all major  corporate  issues, creates guidelines,  and oversees the voting process.  The Proxy Committee,  composed of portfolio managers,  investment  operations  managers,  and internal legal counsel,  analyzes proxy policies based on whether  they would  adversely  affect  shareholders'  interests  and make a company less attractive to own. In evaluating  proxy  policies each year, the Proxy  Committee  relies upon our own  fundamental  research,  independent  research  provided  by third  parties,  and  information presented by company management and shareholder groups.

Once the Proxy  Committee  establishes  its  recommendations,  they are  distributed to the firm's portfolio  managers as voting  guidelines.  Ultimately,  the portfolio  manager votes on the proxy proposals  of companies  in his or her  portfolio.  When  portfolio  managers  cast votes that are counter to the Proxy  Committee's  guidelines,  they are  required  to document  their  reasons in writing to the Proxy  Committee.  Annually,  the Proxy  Committee  reviews T. Rowe  Price's  proxy voting process, policies, and voting records.

T. Rowe Price has retained  Institutional  Shareholder Services, an expert in the proxy voting and corporate  governance  area,  to provide  proxy  advisory  and  voting  services.  These  services include  in-depth  research,  analysis,  and  voting  recommendations  as well as vote  execution, reporting,  auditing and  consulting  assistance  for the handling of proxy voting  responsibility and corporate  governance-related  efforts.  While the Proxy Committee relies upon ISS research in
establishing   T.  Rowe  Price's  voting   guidelines-many   of  which  are  consistent  with  ISS
positions-T.  Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe  Price's  decisions  with  respect to proxy  issues  are made in light of the  anticipated impact of the issue on the  desirability  of  investing  in the  portfolio  company.  Proxies  are voted solely in the interests of the client,  Price Fund  shareholders  or, where employee benefit
plan  assets  are  involved,   in  the   interests  of  plan   participants   and   beneficiaries.
Practicalities  involved with  international  investing  may make it  impossible at times,  and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

When determining whether to invest in a particular  company,  one of the key factors T. Rowe Price considers is the quality and depth of its  management.  As a result,  T. Rowe Price  believes that recommendations  of  management  on most issues  should be given weight in  determining  how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific  voting  guidelines  have been  established by the Proxy  Committee for recurring  issues that appear on proxies,  which are available to clients upon  request.  The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally  supports  slates with a majority of independent  directors and nominating committees  chaired by an  independent  board  member.  We  withhold  votes for  inside  directors serving on  compensation  and audit  committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

Our  goal  is  to  assure  that  a  company's  equity-based  compensation  plan  is  aligned  with shareholders'  long-term  interests.  While we evaluate  most plans on a  case-by-case  basis,  T.
Rowe Price generally opposes  compensation  packages that provide what we view as excessive awards to a few senior  executives or that contain  excessively  dilutive stock option plans. We base our review on  criteria  such as the  costs  associated  with the plan,  plan  features,  dilution  to shareholders  and  comparability  to plans in the company's peer group. We generally  oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues

T. Rowe Price generally opposes  anti-takeover  measures and other proposals designed to limit the ability of  shareholders  to act on possible  transactions.  When voting on  corporate  governance proposals,  we will consider the dilutive  impact to  shareholders  and the effect on  shareholder rights.

Social and Corporate Responsibility Issues

T. Rowe Price  generally  votes with a  company's  management  on social  issues  unless they have substantial  economic  implications  for the company's  business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving  possible material  conflicts between the  interests  of T. Rowe Price and those of its clients  with  respect to proxy  voting.
Since our voting guidelines are pre-determined by the Proxy Committee using  recommendations  from
ISS, an  independent  third party,  application  of the T. Rowe Price  guidelines to vote clients'
proxies  should  in  most  instances  adequately  address  any  possible  conflicts  of  interest.
However,  for proxy votes inconsistent with T. Rowe Price guidelines,  the Proxy Committee reviews all such proxy  votes in order to  determine  whether the  portfolio  manager's  voting  rationale
appears   reasonable.   The  Proxy   Committee  also  assesses   whether  any  business  or  other
relationships   between  T.  Rowe  Price  and  a  portfolio   company  could  have  influenced  an
inconsistent  vote on that  company's  proxy.  Issues raising  possible  conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

Reporting

Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records.  The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue.
Reports normally cover quarterly or annual periods.  If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

                           CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:

o Separate  accounts (the "Accounts") of Thrivent  Financial and Thrivent Life Insurance  Company,
which are used to fund  benefits  under  various  variable  life  insurance  and variable  annuity contracts (each a "variable  contract")  issued by Thrivent  Financial and Thrivent Life Insurance
Company; and

o  Retirement plans sponsored by Thrivent Financial.

As of December 31, 2003,  Thrivent  Financial owned of record or  beneficially  the percentages of each Portfolio's  outstanding  shares as shown below.  Thrivent Financial is located at 625 Fourth
Avenue South, Minneapolis, Minnesota 55415.

--------------------------------------- ----------------------------- ---------------------------
                                             Thrivent Financial           Thrivent Financial
                                           Ownership for Its Own        Ownership through the
Portfolio*                                        Account               Thrivent Savings Plan
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Technology Portfolio                       N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Partner Small Cap Value                    N/A                          N/A
Portfolio
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Small Cap Stock Portfolio                  N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Small Cap Index Portfolio                  N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Mid Cap Stock Portfolio                    N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Mid Cap Index Portfolio                    N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Large Cap Stock Portfolio                  N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Large Company Index Portfolio              N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Real Estate Securities                     N/A                          N/A
Portfolio
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Balanced Portfolio                         N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Partner High Yield Portfolio               N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Bond Index Portfolio                       N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
--------------------------------------- ----------------------------- ---------------------------
Thrivent Mortgage Securities Portfolio              N/A                          N/A
--------------------------------------- ----------------------------- ---------------------------
*Newly created without ownership control.

To the  knowledge of the Fund,  no Contract  owner  beneficially  owns five percent or more of any
Portfolio.

As of , December 31, 2003,  the Directors  and officers of the Fund as a group owned  beneficially less than 1% of the outstanding shares of any Portfolio.

                                   INVESTMENT ADVISORY SERVICES

                                        Investment Adviser

Thrivent  Financial is registered as an investment  adviser under the  Investment  Advisers Act of
1940.  Thrivent  Financial,  founded in 1902 under the laws of Wisconsin,  is a fraternal  benefit society  owned by and operated for its members.  It is subject to  regulation by the Office of the
Commissioner  of Insurance of the State of Wisconsin as well as by the  insurance  departments  of all the other states and  jurisdictions  in which it does  business.  Thrivent Life is an indirect subsidiary of Thrivent Financial.

Thrivent  Financial also serves as the investment  adviser to several  portfolio series of another investment  company.  When investment  opportunities  arise that may be appropriate for one of the
Portfolios  and one or more of such other  companies,  Thrivent  Financial will not favor one over another and may allocate  investments  among them in an impartial  manner believed to be equitable to each entity involved.  The allocations  will be based on the investment  objectives and current cash and investment  position of each.  Because the various entities for which Thrivent  Financial acts as investment  adviser have different  investment  objectives and positions,  the Adviser may from time to time buy a particular  security for one or more such entities  while at the same time it sells such securities for another.

Investment  decisions  for the Thrivent  Technology  Portfolio,  Thrivent  Partner Small Cap Value
Portfolio,  Thrivent Small Cap Stock Portfolio,  Thrivent Small Cap Index Portfolio,  Thrivent Mid
Cap Stock  Portfolio,  Thrivent Large Cap Stock  Portfolio,  Thrivent  Large Cap Index  Portfolio,
Thrivent Real Estate  Securities  Portfolio,  Thrivent Balanced  Portfolio,  Thrivent Partner High
Yield  Portfolio,  Thrivent Bond Index Portfolio and Thrivent  Mortgage  Securities  Portfolio are
made  by  Thrivent  Financial,  subject  to the  overall  direction  of the  Board  of  Directors.
Thrivent  Financial  also  provides  investment  research  and  supervision  of these  Portfolios'
investments  and  conducts  a  continuous   program  of  investment   evaluation  and  appropriate
disposition and reinvestment of their assets.

                                      Investment Subadvisers

Subject to the overall direction of the Board of Directors,  Thrivent  Financial  provides overall investment  supervision of the Thrivent  Partner High Yield Portfolio,  with investment  decisions being made by  investment  subadvisers.  T.Rowe Price is the  subadviser  to the Thrivent  Partner
Small Cap Value Portfolio.

                              Thrivent Partner High Yield Portfolio

Pacific Investment Management Company LLC ("PIMCO")

Thrivent  Investment  Mgt. has engaged  Pacific  Investment  Management  Company LLC ("PIMCO"),  a
Delaware  limited  liability  company,  located  at  840  Newport  Center  Drive,  Newport  Beach,
California  92660.  With assets under  management of  approximately  $373.8 billion as of December
31, 2003,  the company is a  majority-owned  subsidiary of Allianz  Dresdner  Asset  Management of
America L.P.,  ("ADAM LP").  Allianz  Aktiengesellschaft  ('Allianz AF") is the indirect  majority owner  of  ADAM  LP.  Allianz  AG  is a  European-based,  multinational  insurance  and  financial services holding company.  Pacific Life Insurance  Company holds an indirect  minority interest in
ADAM LP.

                            Thrivent Partner Small Cap Value Portfolio

T. Rowe Price Associates, Inc. ("T. Rowe Price")
Thrivent Investment Mgt. has engaged T.Rowe Price Associates, Inc., 100 East Pratt Street,
Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Small Cap Value
Portfolio.  T.Rowe Price, a wholly-owned subsidiary of T.Rowe Price Group, Inc., a financial services holding company, has over 65 years of investment management experience.  Together with its affiliates, T. Rowe Price Associates, Inc., had approximately 168.9 billion under management as of September 30, 2003.

                               Advisory And Subadvisory Agreements

Investment Advisory Agreement

The Investment  Advisory  Agreement provides that it shall continue in effect with respect to each
Portfolio  from year to year as long as it is approved at least  annually  both (i) by a vote of a majority of the  outstanding  voting  securities of such Portfolio (as defined in the 1940 Act) or by the  Directors of the Fund,  and (ii) in either event by a vote of a majority of the  Directors who are not parties to the Advisory  Contract or "interested  person" of any party  thereto,  cast in person at a meeting  called for the purpose of voting on such approval.  The Advisory  Contract may be terminated on 60 day's written notice by either party and will terminate  automatically  in the event of its  assignment,  as  defined  under the 1940 Act and  regulations  thereunder.  Such regulations  provide  that a  transaction  which does not result in a change of actual  control or management of an adviser is not deemed an assignment.

The  Investment  Advisory  Agreement  provides  that the Fund will pay, or provide for the payment of, the  compensation of the directors who are not affiliated with Thrivent  Financial or Thrivent
Life and all other  expenses  of the Fund  (other  than  those  assumed  by  Thrivent  Financial), including  governmental fees, interest charges,  taxes,  membership dues in the Investment Company
Institute allocable to the Fund, fees and expenses of the independent  auditors,  of legal counsel and of any transfer  agent,  registrar  and  dividend  disbursing  agent of the Fund,  expenses of preparing,  printing and mailing prospectuses,  shareholder''  reports,  notices, proxy statements and reports to  governmental  officers and  commissions,  expenses  connected  with the execution, recording  and  settlement  of  portfolio  security  transactions,  insurance  premiums,  fees and expenses of the Fund's  custodian for all services to the Fund,  expenses of  calculating  the net asset value of the shares of the  Portfolio of the Fund,  expenses of  shareholder''  meetings and expenses  relating  to the  issuance,  registration  and  qualification  of  shares  of the  Fund.
Thrivent  Financial  and Thrivent  Life have agreed with the Fund to pay, or to reimburse the Fund for the payment of, all of the foregoing expenses.

Thrivent  Financial  also  furnishes  at its own expense all  necessary  administrative  services, office space,  equipment and clerical  personnel  for  servicing the  investments  of the Fund and maintaining its  organization,  and investment  advisory  facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund.

Thrivent  Financial  receives an investment  advisory fee as compensation  for its services to the
Fund.  The fee is a daily charge equal to a percentage of the  aggregate  average daily net assets of the Portfolios as shown in the following table.

      -------------------------------- ---------------------------- ---------------------------
      Thrivent Technology Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Partner Small Cap
      Value Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Small Cap Stock
      Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Small Cap Index
      Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Mid Cap Stock
      Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Large Cap Index
      Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Large Cap Index
      Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Real Estate
      Securities Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Balanced Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Partner High Yield
      Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Bond Index Portfolio
      -------------------------------- ---------------------------- ---------------------------
      -------------------------------- ---------------------------- ---------------------------
      Thrivent Mortgage Securities
      Portfolio
      -------------------------------- ---------------------------- ---------------------------

During the last three  fiscal  years,  Thrivent  Financial  was paid the  following  total  dollar amounts under the investment advisory contracts then in effect.

      ----------------------------------- ----------------- ----------------- -----------------
      Portfolio                               12/31/03          12/31/02          12/31/01
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Technology Portfolio                 N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Partner Small Cap Value              N/A               N/A               N/A
      Portfolio
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Small Cap Stock Portfolio            N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Small Cap Index Portfolio            N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Mid Cap Stock Portfolio              N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Large Cap Index Portfolio            N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Large Cap Index Portfolio            N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Real Estate Securities               N/A               N/A               N/A
      Portfolio
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Balanced Portfolio                   N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Partner High Yield                   N/A               N/A               N/A
      Portfolio
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Bond Index Portfolio                 N/A               N/A               N/A
      ----------------------------------- ----------------- ----------------- -----------------
      ----------------------------------- ----------------- ----------------- -----------------
      Thrivent Mortgage Securities                  N/A               N/A               N/A
      Portfolio
      ----------------------------------- ----------------- ----------------- -----------------

Investment Subadvisory Agreements

Each  Investment  Subadvisory  Agreement  between  Thrivent  Financial,  the Fund and a subadviser
(each a  "Subadvisory  Contract")  provides  that it shall  continue in effect with respect to the subadvised  Portfolio for two years from its effective  date and  thereafter  from year to year as long as it is  approved  at least  annually  both (i) by a vote of a majority  of the  outstanding voting  securities  of such  Portfolio  (as  defined in the 1940 Act) or by the  Directors  of the
Fund,  and (ii) in either event by a vote of a majority of the Directors  who are not  "interested persons"  of any party to the  Subadvisory  Contract,  cast in person at a meeting  called for the purpose  of voting on such  approval.  The  Subadvisory  Contract  may be  terminated  on 60 days'
written  notice  by  the  Board  of  Directors  of the  Fund  or by a vote  of a  majority  of the outstanding  voting  securities of such  Portfolio (as defined in the 1940 Act).  The  Subadvisory
Contract  may also be  terminated  by the  subadviser  on 60 days'  written  notice or by Thrivent
Financial (i) on at least 60 days' prior  written  notice to the  subadviser,  without the payment of any penalty;  (ii) upon material  breach by the  subadviser of any of the  representations  and warranties  set forth in the  Subadvisory  Contract,  if not cured within 20 days; or (iii) if the subadviser  becomes  unable  to  discharge  its  duties  and  obligations  under  the  Subadvisory
Contract.  The Subadvisory  Contract will terminate  automatically in the event of its assignment, as  defined  under  the 1940 Act and  regulations  thereunder.  Such  regulations  provide  that a transaction  which does not result in a change of actual  control or  management  of an adviser is not deemed an assignment.

Thrivent Partner High Yield Portfolio - Pacific Investment Management Company LLC

Pacific Investment  Management Company LLC ("PIMCO"),  a Delaware limited liability company,  is a majority-owned  subsidiary  of Allianz  Dresdner  Asset  Management  of America L.P.  ("ADAM LP").
Allianz AG  ("Allianz")  is the indirect  majority  owner of ADAM LP.  Allianz  Aktiengesellschaft
("Allianz  AG") is the  indirect  majority  owner  of ADAM  LP.  Allianz  AG is a  European-based, multinational  insurance and financial  services holding company.  Pacific Life Insurance  Company holds an indirect  minority  interest in ADAM LP.  PIMCO is located at 840 Newport  Center  Drive,
Newport Beach, California 92660.

The  advisory fee for the Thrivent  Partner High Yield Portfolio is a daily charge equal to an annual  rate of 0.40% of the  average  daily net  assets of the  Portfolio.  From this  amount the subadviser is paid the following fee based on assets under management.

                  -----------------------------------------------------
                      Thrivent Partner High Yield Portfolio PIMCO
                  -----------------------------------------------------
                  ------------------------------ ----------------------
                          Total Assets                Annual Fee
                  ------------------------------ ----------------------
                  ------------------------------ ----------------------
                          On all assets                  0.25%
                  ------------------------------ ----------------------

Thrivent Partner Small Cap Value Portfolio - T. Rowe Price Associates, Inc.

T. Rower Price Associates, Inc., ("T. Rowe Price"), a Maryland corporation, is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company.

The advisory fee for the Thrivent Partner Small Cap Value Portfolio is a daily charge equal to an annual rate of 0.80% of the average daily net assets of the Portfolio.  From this amount the subadviser is paid the following fee based on assets under management.

                  -----------------------------------------------------
                       Thrivent Partner Small Cap Value Portfolio
                                    (T. Rowe Price)
                  -----------------------------------------------------
                  ------------------------------ ----------------------
                          Total Assets                Annual Fee
                  ------------------------------ ----------------------
                  ------------------------------ ----------------------
                          On all assets                  0.80%
                  ------------------------------ ----------------------

                         Board Approval Of Investment Advisory Agreement

On November 12, 2003,  the Board of Directors of the Fund (the  "Board"),  including the directors who are not  "interested  persons" of Thrivent  Financial or the Fund  ("Independent  Directors"),
unanimously  voted to approve  the  current  investment  advisory  agreement  between the Fund and
Thrivent Financial with respect to each Portfolio of the Fund.

In  fulfilling  its duty pursuant to Section 15(c) of the Act, the Board reviews and considers the terms of the investment advisory agreement and subadvisory  agreements,  especially as they relate to the fees to be paid.  In  evaluating  fees the  Board  examines  the total  compensation  to be received  by the  adviser  and the  subadvisers,  both in cash  and  other  benefits,  in order to determine  whether  such fees are fair and  reasonable  in light of the  services  performed,  the value  of such  services  to the Fund and the  availability  of  comparable  services  from  other parties.

The items to be considered by the Board include the following:

o       The services to be provided to the Portfolios by the adviser and the subadvisers,  and the qualifications of each of them;
o       The fee  structure for each of the  Portfolios  generally and in relation to those charged to comparable mutual funds, especially with respect to break-points;
o       The possible  benefits to the adviser and subadviser and their  affiliates apart from cash compensation received;
o       The extent of profits derived by the adviser and subadviser under the agreements;
o       The  performance  of  each  of the  Portfolios  in  general  and in  comparison  to  other investment  companies with similar investment  objectives over a comparable period of time; and
o       The availability, cost and value of alternative means of obtaining such services.

                                        Affiliated Persons

The following  directors and officers of Thrivent Financial,  the Funds' investment  adviser,  are affiliated with the Fund:

        Affiliated Person                   Position with Thrivent Financial
        John O. Gilbert                     Chairman
        Pamela J. Moret                     Executive Vice President, Marketing and Products
        Russell W. Swansen                  Chief Investment Officer
        Charles D. Gariboldi                Vice President, Investment Accounting

                                          OTHER SERVICES

                                            Custodian

State Street Bank and Trust Company,  225 Franklin  Street,  Boston,  Massachusetts  02110, is the
custodian of the securities  held by the  Portfolios  and is authorized to use various  securities depository  facilities,  such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.

                                     Independent Accountants

PricewaterhouseCoopers  LLP, 650 Third Avenue South,  Suite 1300,  Minneapolis,  Minnesota  55402,
serves as the Fund's independent  accountants,  providing  professional  services including audits of the Fund's  annual  financial  statements,  assistance  and  consultation  in  connection  with
Securities and Exchange Commission  filings,  and review of the annual income tax returns filed on behalf of the Fund.

                           BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

                                      Brokerage Transactions

In  connection  with the  management  of the  investment  and  reinvestment  of the  assets of the
Portfolios,  the Advisory  Contract  authorizes  Thrivent  Financial,  acting by its own officers, directors  or  employees  or by a  subadviser,  to select the brokers or dealers that will execute purchase and sale  transactions  for the  Portfolios.  In  executing  portfolio  transactions  and selecting brokers or dealers,  if any, Thrivent  Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall  terms  available for any  transaction,  Thrivent  Financial and the subadvisers  will consider all factors it deems  relevant,  including the breadth of the market in and the price of the security,  the financial condition and execution  capability of the broker or dealer,  and the reasonableness of the commission,  if any (for the specific  transaction and on a continuing  basis).  In evaluating the best overall terms  available,  and in selecting the broker or dealer,  if any, to execute a particular  transaction,  Thrivent  Financial and the subadvisers may also  consider  the  brokerage  and  research  services (as those terms are defined in Section
28(e) of the  Securities  Exchange Act of 1934) provided to any other accounts over which Thrivent
Financial and the subadvisers or an affiliate of Thrivent  Financial or the subadvisers  exercises investment discretion.

Thrivent  Financial and the  subadvisers may pay to a broker or dealer who provides such brokerage and research  services a commission  for executing a portfolio  transaction  which is in excess of the  amount  of  commission  another  broker or dealer  would  have  charged  for  effecting  that transaction  if, but only if,  Thrivent  Financial or a subadviser  determines  in good faith that such  commission  was  reasonable in relation to the value of the brokerage and research  services provided.

To the extent that the receipt of the  above-described  services may  supplant  services for which
Thrivent  Financial  or a subadviser  might  otherwise  have paid,  it would,  of course,  tend to reduce the expenses of Thrivent Financial or a subadviser.

The  Fund's  Board has  approved  procedures  in  conformity  with Rule  10f-3  under the 1940 Act whereby a  Portfolio  may  purchase  securities  that are  offered  in  underwritings  in which an affiliate of a subadviser  participates.  These  procedures  prohibit a Portfolio from directly or
indirectly   benefiting  a  subadviser  affiliate  in  connection  with  such  underwritings.   In
addition,   for  underwritings   where  a  subadviser   affiliate   participates  as  a  principal
underwriter,  certain  restrictions may apply that could, among other things,  limit the amount of securities that a Portfolio could purchase in the underwritings.

The  investment  decisions  for a Portfolio are and will  continue to be made  independently  from those of other  investment  companies  and  accounts  managed by  Thrivent  Financial.  Such other investment  companies  and accounts may also invest in the same  securities  as a Portfolio.  When purchases  and sales of the same  security  are made at  substantially  the same time on behalf of such other  investment  companies and accounts,  transactions  may be averaged as to the price and available  investments  allocated as to the amount in a manner which  Thrivent  Financial  and its affiliates  believe  to be  equitable  to  each  investment  company  or  account,  including  the
Portfolio.  In some instances,  this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.

                                     Affiliated Transactions

                                      Brokerage Commissions

During the last three fiscal years, the Portfolios paid the following brokerage fees:

       ---------------------------------- ----------------- ----------------- -----------------
                   Portfolio                  12/31/03          12/31/02          12/31/01
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Technology Portfolio               N/A               N/A               N/A
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Partner Small Cap Value            N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Small Cap Stock                    N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Small Cap Index                    N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Mid Cap Stock Portfolio            N/A               N/A               N/A
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Mid Cap Index Portfolio            N/A               N/A               N/A
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Large Cap Stock                    N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Large Cap Index                    N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Real Estate Securities             N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Balanced Portfolio                 N/A               N/A               N/A
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Partner High Yield                 N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Bond Index Portfolio               N/A               N/A               N/A
       ---------------------------------- ----------------- ----------------- -----------------
       ---------------------------------- ----------------- ----------------- -----------------
       Thrivent Mortgage Securities                N/A               N/A               N/A
       Portfolio
       ---------------------------------- ----------------- ----------------- -----------------

The following  table  indicates the total amount of brokerage  commissions  paid by each Portfolio to firms that provided  research  services and the aggregate  amount of  transactions  relating to such  commissions  for the fiscal  year  ended  December  31,  2002.  The  provision  of  research services was not necessarily a factor in the placement of brokerage business with these firms.

       ----------------------------------- ---------------- ------------------
                                                                Aggregate
                   Portfolio                 Commissions      Transactions
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Technology Portfolio                  N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Partner Small Cap Value               N/A              N/A
       Portfolio
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Small Cap Stock Portfolio             N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Small Cap Index Portfolio             N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Mid Cap Stock Portfolio               N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Large Cap Index Portfolio             N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Large Cap Index Portfolio             N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Real Estate Securities                N/A              N/A
       Portfolio
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Balanced Portfolio                    N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Partner High Yield                    N/A              N/A
       Portfolio
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Bond Index Portfolio                  N/A              N/A
       ----------------------------------- ---------------- ------------------
       ----------------------------------- ---------------- ------------------
       Thrivent Mortgage Securities                   N/A              N/A
       Portfolio
       ----------------------------------- ---------------- ------------------

                                     Portfolio Turnover Rate

The rate of  portfolio  turnover in the  Portfolios  will not be a limiting  factor when  Thrivent
Financial  or a  subadviser  deems  changes in a  Portfolio's  assets  appropriate  in view of its investment  objectives.  As a result,  while a  Portfolio  will not  purchase  or sell  securities solely to achieve short term trading  profits,  a Portfolio may sell securities  without regard to the  length  of time  held if  consistent  with the  Portfolio's  investment  objective.  A higher degree of equity  trading  activity will increase  brokerage  costs to a Portfolio.  The portfolio turnover  rate is  computed  by  dividing  the  dollar  amount  of  securities  purchased  or sold
(whichever  is smaller) by the  average  value of  securities  owned  during the year.  Short-term
investments  such  as  commercial  paper  and  short-term  U.S.  Government   securities  are  not
considered when computing the turnover rate.

                                          CAPITAL STOCK

The  total  number  of  shares  of  capital  stock  which  the  Fund  has  authority  to  issue is
10,000,000,000  shares of the par value of $.01 per share.  All shares are  divided  into  certain classes  of  capital  stock,  each  class  comprising  a certain  number of shares  and having the designations  indicated,  subject,  however,  to the authority to increase and decrease the number of shares of any class granted to the Board of Directors.

      Class                                                             Number of Shares
      Thrivent Technology Portfolio......................................200,000,000

      Thrivent Partner Small Cap Value Portfolio.........................200,000,000

      Thrivent Small Cap Stock Portfolio..................................50,000,000

      Thrivent Small Cap Index Portfolio.................................200,000,000

      Thrivent Mid Cap Stock Portfolio...................................200,000,000

      Thrivent Mid Cap Index Portfolio...................................200,000,000

      Thrivent Large Cap Stock Portfolio.................................200,000,000

      Thrivent Large Cap Index Portfolio.................................200,000,000

      Thrivent Real Estate Securities Portfolio..........................200,000,000

      Thrivent Balanced Portfolio........................................400,000,000

      Thrivent Partner High Yield Portfolio..............................200,000,000

      Thrivent Bond Index Portfolio......................................200,000,000

      Thrivent Mortgage Securities Portfolio.............................200,000,000

Subject to any then applicable  statutory  requirements,  the balance of any unassigned  shares of the  authorized  capital  stock  may be  issued in such  classes,  or in any new class or  classes having such  designations,  such powers,  preferences and rights as may be fixed and determined by the Board of Directors.  In addition,  and subject to any applicable statutory  requirements,  the
Board of  Directors  has the  authority to increase or decrease the number of shares of any class, but the number of shares of any class  will not be  decreased  below the number of shares  thereof then outstanding.

The holder of each share of stock of the Fund  shall be  entitled  to one vote for each full share and a  fractional  vote for each  fractional  share of  stock,  irrespective  of the  class,  then standing in such  holder's  name on the books of the Fund.  On any matter  submitted  to a vote of shareholders,  all shares of the Fund will be voted in the  aggregate and not by class except that
(a) when otherwise  expressly  required by statutes or the  Investment  Company Act of 1940 shares will be voted by  individual  class,  (b) only shares of a  particular  Portfolio  are entitled to vote on matters  concerning only that Portfolio,  and (c) fundamental  objectives and restrictions may be  changed,  with  respect to any  Portfolio,  if such change is approved by the holders of a majority (as defined under the Investment  Company Act of 1940) of the outstanding  shares of such
Portfolio. No shareholder will have any cumulative voting rights.

The shares of each class, when issued,  will be fully paid and nonassessable,  have no preference, preemptive,  conversion,  exchange  or  similar  rights  and  will  be  freely  transferable.  The consideration  received by the Fund for the sale of shares  shall become part of the assets of the
Portfolio to which the shares of the class  relates.  Each share will have a pro rata  interest in the assets of the  Portfolio  to which the share  relates  and will have no interest in the assets of any other Portfolio.

The Board of  Directors  may from time to time  declare and pay  dividends  or  distributions,  in stock or in cash, on any or all classes of stock,  the amount of such dividends and  distributions and the payment of them being wholly in the  discretion of the Board.  Dividends or  distributions on  shares  of any  class of stock  shall be paid  only  out of  undistributed  earnings  or other lawfully available funds belonging to such class.

Inasmuch  as one goal of the Fund is to  qualify  as a  Regulated  Investment  Company  under  the
Internal  Revenue  Code of 1986,  as amended,  and the  regulations  promulgated  thereunder,  and inasmuch as the  computation  of net income and gains for  Federal  income tax  purposes  may vary from the  computation  thereof on the books of the Fund,  the Board of Directors  has the power in its discretion to distribute in any fiscal year as dividends,  including  dividends  designated in whole or in part as capital gains  distributions,  amounts  sufficient in the opinion of the Board to enable the Fund and each  portfolio to qualify as a Regulated  Investment  Company and to avoid liability for Federal income tax in respect of that year.

The assets  belonging  to any class of stock will be charged  with the  liabilities  in respect to such class,  and will also be charged with their share of the general  liabilities  of the Fund in proportion to the asset values of the respective classes.

                                         NET ASSET VALUE

THRIVENT PARTNER TECHNOLOGY PORTFOLIO, THRIVENT PARTNER SMALL CAP VALUE PORTFOLIO, THRIVENT
SMALL CAP STOCK PORTFOLIO, THRIVENT SMALL CAP INDEX PORTFOLIO, THRIVENT MID CAP STOCK PORTFOLIO,
THRIVENT MID CAP INDEX PORTFOLIO, THRIVENT LARGE CAP STOCK PORTFOLIO, THRIVENT LARGE CAP INDEX
PORTFOLIO, THRIVENT REAL ESTATE SECURITIES PORTFOLIO, THRIVENT BALANCED PORTFOLIO, THRIVENT
PARTNER HIGH YIELD PORTFOLIO, THRIVENT BOND INDEX PORTFOLIO, AND THRIVENT MORTGAGE SECURITIES
PORTFOLIO.

The net asset value per share is determined  at the close of each day the New York Stock  Exchange
(the  "NYSE") is open,  or any other day as provided by Rule 22c-1  under the  Investment  Company
Act of 1940.  Determination  of net  asset  value may be  suspended  when the NYSE is closed or if certain  emergencies have been determined to exist by the Securities and Exchange  Commission,  as allowed by the Investment Company Act of 1940.

Net asset  value is  determined  by adding the market or  appraised  value of all  securities  and other  assets;  subtracting  liabilities;  and  dividing  the  result  by  the  number  of  shares outstanding.

The market value of each  Portfolio's  securities is determined at the close of regular trading of the NYSE on each day the NYSE is open.  The value of portfolio  securities  is  determined  in the following manner:

o       Equity securities traded on the NYSE or any other national securities exchange are valued at the last sale price. If there has been no  sale  on  that  day or if the security is unlisted,  it is valued at prices  within the range of the current bid and asked prices considered best to represent value in the circumstances.

o       Equity  securities  not  traded on a  national securities  exchange  are valued at prices within the range of the current bid and  asked  prices considered  best  to represent  the  value in the  circumstances,  except  that  securities  for  which quotations  are  furnished  through  the  nationwide  automated  quotation  system approved by the NASDAQ will be valued at their last sales  prices so  furnished on the date of valuation,  if such  quotations  are available for sales  occurring on that day.

o       Bonds and other income securities traded on a national securities exchange will be valued  at  the last  sale  price on  such  national securities exchange that day.
        Thrivent Financial may value such securities on the basis of prices provided by an independent  pricing  service  or within  the range of the  current  bid and asked prices  considered  best to  represent  the value in the  circumstances,  if those prices are  believed  to better  reflect the fair  market  value of such  exchange listed securities.

o       Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices  considered  best to represent  the value in the  circumstances.  Such  securities may also be valued on the basis of prices  provided  by an  independent  pricing  service if those prices are believed to reflect the fair market value of such securities.

Short-term  securities  with  maturities  of 60 days or less are valued at amortized  cost;  those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent  pricing services may be determined without relying  exclusively on quoted  prices and may consider  institutional  trading in similar  groups of  securities,  yield, quality,  coupon rate,  maturity,  type of issue,  trading  characteristics  and other market data employed in determining valuation for such securities.

All other  securities  and assets will be  appraised at fair value as  determined  by the Board of
Directors.

Generally,  trading in foreign  securities,  as well as U.S. Government  securities,  money market instruments  and  repurchase  agreements,  is  substantially  completed  each day at various times prior to the close of the NYSE.  The values of such  securities  used in  computing  the net asset value of shares of a Portfolio are determined as of such times.  Foreign  currency  exchange rates are also  generally  determined  prior to the close of the NYSE.  Occasionally,  events  affecting the value of such  securities  and  exchange  rates may occur  between the times at which they are determined  and the close of the NYSE,  which  will not be  reflected  in the  computation  of net asset  values.  If during such  periods  events  occur which  materially  affect the value of such securities,  the securities  will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For  purposes  of  determining  the net asset  value of  shares  of a  Portfolio  all  assets  and liabilities  initially  expressed in foreign currencies will be converted into U.S. dollars quoted by a major bank that is a regular  participant in the foreign  exchange  market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                            TAX STATUS

The  Portfolios  expect to pay no federal income tax because they intend to meet  requirements  of
Subchapter M of the Internal  Revenue Code  applicable  to regulated  investment  companies and to receive the special tax  treatment  afforded  to such  companies.  To qualify for this  treatment, each Portfolio must, among other requirements:

o  derive at least 90% of its gross income from dividends,  interest,  gains from the sale of securities, and certain other investments;
o  invest in securities within certain statutory limits; and
o  distribute at least 90% of its ordinary income to shareholders.

It is each  Portfolio's  policy to distribute  substantially  all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each  Portfolio is also  generally  required to distribute to shareholders  at least 98% of its ordinary  income  earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending December 31.

                                          DISTRIBUTIONS

Dividends  and capital  gains  distributions  of each  Portfolio  will be reinvested in additional full and fractional shares of that Portfolio.

                                            Dividends

Dividends are declared and paid as follows:

        Declared daily and   Thrivent Mortgage Securities Portfolio
        paid monthly         Thrivent Partner High Yield Portfolio
                             Thrivent Bond Index Portfolio

        Declared and paid    Thrivent Technology Portfolio
        annually             Thrivent Partner Small Cap Value Portfolio
                             Thrivent Small Cap Stock Portfolio
                             Thrivent Small Cap Index Portfolio
                             Thrivent Mid Cap Stock Portfolio
                             Thrivent Mid Cap Index Portfolio
                             Thrivent Large Cap Stock Portfolio
                             Thrivent Large Cap Index Portfolio
                             Thrivent Real Estate Securities Portfolio
                             Thrivent Balanced Portfolio

Income dividends are derived from investment income,  including dividends,  interest,  and certain foreign currency gains received by a Portfolio.

                                          Capital Gains

While the  Portfolios  do not  intend  to  engage  in  short-term  trading,  they may  dispose  of securities  held for only a short time if Thrivent  Financial or the subadviser  believes it to be advisable.  Such  changes  may  result  in  the  realization  of  capital  gains.  Each  Portfolio distributes  its realized gains in accordance  with federal tax  regulations.  Distributions  from any net realized capital gains will usually be declared in February.

Contract  owners  should  review  the  documents   pertaining  to  their  variable  contracts  for
information regarding the personal tax consequences of purchasing such a contract.

Under  existing  tax law,  dividends  or capital  gains  distributions  from a  Portfolio  are not currently  taxable to holders of  variable  annuity  contracts  when left to  accumulate  within a variable  contract.  Depending  on the  variable  contract,  withdrawals  from the contract may be subject to ordinary  income tax and, in addition,  to a 10% penalty tax on withdrawals  before age
59.

                                   DESCRIPTION OF DEBT RATINGS

                                        Ratings By Moody's

Moody's Investors  Service,  Inc.  describes grades of corporate debt securities and "Prime-1" and
"Prime-2" commercial paper as follows:

Bonds:

Aaa  Bonds  which are rated Aaa are  judged to be of the best  quality.  They  carry the  smallest degree of investment risk and are generally  referred to as "gilt edged".  Interest  payments are  protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.
     While  the  various  protective  elements  are  likely  to  change,  such  changes  as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   Bonds which are rated Aa are judged to be of high  quality by all  standards.  Together  with the Aaa group they  comprise  what are  generally  known as high grade bonds.  They are rated lower  than  the best  bonds  because  margins  of  protection  may not be as large as in Aaa securities or fluctuation of protective  elements may be of greater amplitude or there may be other  elements  present  which make the long term risks appear  somewhat  larger than in Aaa securities.

A    Bonds  which  are  rated  A  possess  many  favorable  investment  attributes  and  are to be considered  as upper medium  grade  obligations.  Factors  giving  security to principal  and interest are considered  adequate but elements may be present which suggest a  susceptibility to impairment sometime in the future.

Baa  Bonds which are rated Baa are considered as medium grade obligations,  i.e., they are neither highly  protected  nor poorly  secured.  Interest  payments  and  principal  security  appear adequate  for  the  present  but  certain  protective  elements  may  be  lacking  or  may be characteristically  unreliable  over any great  length of time.  Such bonds lack  outstanding investment characteristics and in fact have speculative characteristics as well.

Ba   Bonds which are rated Ba are judged to have  speculative  elements;  their  future  cannot be considered as well assured.  Often the  protection of interest and principal  payments may be very  moderate  and  thereby  not well  safeguarded  during  both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B    Bonds  which  are  rated  B  generally  lack  characteristics  of the  desirable  investment.
     Assurance  of  interest  and  principal  payments  or of  maintenance  of other  terms of the contract over any long period of time may be small.

Caa  Bonds  which are rated Caa are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca   Bonds which are rated Ca represent  obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C    Bonds  which  are rated C are the  lowest  rated  class of bonds  and  issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers  rated  Prime-1  (or  related  supporting  institutions)  have  a  superior  capacity  for repayment of senior short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o  Leading market positions in well-established industries.
o  High rates of return of funds employed.
o  Conservative  capitalization  structures  with  moderate  reliance on debt and ample asset protection.
o  Broad  margins in earnings  coverage of fixed  financial  charges and high  internal  cash generation.
o  Well established  access to a range of financial  markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related  supporting  institutions)  have a strong capacity for repayment of senior  short-term  promissory  obligations.  This will  normally be  evidenced  by many of the characteristics  cited above but to a lesser  degree.  Earning trends and coverage  ratios,  while
sound,  will  be  more  subject  to  variation.   Capitalization   characteristics,   while  still
appropriate,   may  be  more  affected  by  external  conditions.  Ample  alternate  liquidity  is maintained.

                                   Ratings By Standard & Poor's

Standard & Poor's  Corporation  describes  grades of corporate debt  securities and "A" commercial paper as follows:

Bonds:

AAA   Debt  rated AAA has the  highest  rating  assigned  by  Standard & Poor's.  Capacity  to pay interest and repay principal is extremely strong.

AA    Debt rated AA has a very strong  capacity to pay  interest and repay  principal  and differs from AAA issues only in small degree.

A     Debt  rated  A  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
      circumstances  and economic  conditions than debt in higher rated categories.  However,  the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB   Debt rated BBB exhibits  adequate  protection  parameters,  adverse  economic  conditions or changing  circumstances  are more  likely to lead to a weakened  capacity  of the obligor to meet its  financial  commitments  on the  obligation  in this  category than in higher rated categories.

BB    Debt rated BB is less vulnerable to nonpayment than other speculative  issues.  However,  it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions  which could lead to  inadequate  capacity  of the obligor to meet its  financial commitments on the  obligation.  The BB rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BBB-rating.

B     Debt rated B is more  vulnerable  to  nonpayment  but currently has the capacity to meet its
      financial  commitments  on  the  obligation.   Adverse  business,   financial,  or  economic
      conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitments on the obligation.  The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC   Debt rated CCC is  vulnerable  to  nonpayment,  and is dependent  upon  favorable  business, financial,  and economic conditions for the obligor to meet its financial commitments on the obligation.  In the event of  adverse  business,  financial,  or  economic  conditions,  the obligor  is not  likely  to have the  capacity  to meet  its  financial  commitments  on the obligation.  The CCC rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC   The rating CC typically is currently highly vulnerable to nonpayment.

C    The rating C typically  is applied to debt  subordinated  to senior debt which is assigned an actual or implied  CCC- debt  rating.  The C rating may be used to cover a situation  where a bankruptcy  petition  has been filed or similar  action  has been taken but  payments  on the obligation are being continued.

D    Debt rated D is in payment  default.  The D rating  category  is used when  payments  are not made on the date  due  even if the  applicable  grace  period  has not  expired,  unless  S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy  petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional  Ratings:  The letter "p"  indicates  that the rating is  provisional.  A  provisional rating  assumes the  successful  completion  of the  project  financed by the debt being rated and indicates  that payment of debt service  requirements  is largely or entirely  dependent  upon the successful and timely  completion of the project.  This rating,  however,  while addressing credit quality  subsequent to completion of the project,  makes no comment on the  likelihood  of, or the risk of default upon failure of, such  completion.  The investor  should  exercise  judgment  with respect to such likelihood and risk.

Commercial Paper:

Commercial  paper  rated A by Standard & Poor's  Corporation  has the  following  characteristics:
liquidity  ratios are better than the  industry  average;  long-term  senior debt rating is "A" or better  (however,  in some  cases a "BBB"  long-term  rating  may be  acceptable);  the issuer has access to at least two  additional  channels of  borrowing;  basic  earnings and cash flow have an upward  trend  with  allowances  made for  unusual  circumstances.  Also,  the  issuer's  industry typically  is well  established,  the issuer has a strong  position  within its  industry  and the reliability  and quality of management is  unquestioned.  Issuers rated A are further  referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                    REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

[To be included in subsequent amendments.]